                           REGISTRATION NO. 333-30329


                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.



                         POST-EFFECTIVE AMENDMENT NO. 19



                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2



A.  Exact name of Trust: Separate Account SL

B.  Name of depositor: SAFECO Life Insurance Company


C.  Complete address of depositor's principal executive offices:
5069 154th Place N.E.
Redmond, WA 98052

D. Name and address of agent for service:

William E. Crawford, Esq.
SAFECO Life Insurance Company
5069 154th Place N.E.
Redmond, Washington 98052

E.  Title and amount of securities being registered:
Individual Flexible Premium Variable Life Insurance Policies

Approximate Date of Proposed Public Offering:
As soon as is possible after Effective Date.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 28, 2000 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2.
Registrant filed the Rule 24f-2 Notice for the most recent fiscal year on or about March 7, 2000.

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2


     N-8B-2 Items      Caption in Prospectus
     ------------      ---------------------

     1.                SAFECO, The Separate Account
     2.                SAFECO
     3.                Not Applicable
     4.                Distribution of the Policies
     5.                The Separate Account
     6.(a)             Not Applicable
     6.(b)             Not Applicable
     9.                Legal Proceedings
     10.               The Policy
     11.               Variable Insurance Products Funds
     12.               Variable Insurance Products Funds
     13.               Charges and Deductions
     14.               The Policy
     15.               The Separate Account
     16.               Variable Insurance Products Funds
     17.               Policy Benefits and Rights
     18.               The Policy
     19.               Not Applicable
     20.               Not Applicable
     21.               Not Applicable
     22.               Not Applicable
     23.               Not Applicable
     24.               Not Applicable
     25.               SAFECO
     26.               SAFECO
     27.               SAFECO
     28.               SAFECO
     29.               SAFECO
     30.               SAFECO
     31.               Not Applicable
     32.               Not Applicable
     33.               Not Applicable
     34.               Not Applicable
     35.               Not Applicable
     36.               SAFECO
     37.               Not Applicable
     38.               Distribution of the Policies
     39.               Distribution of the Policies
     40.               Not Applicable
     41.(a)            Distribution of the Policies
     42.               Not Applicable
     43.               Not Applicable
     44.               The Policy
     45.               Not Applicable
     46.               Policy Benefits and Rights
     47.               Not Applicable
     48.               Not Applicable
     49.               Not Applicable
     50.               Not Applicable
     51.               SAFECO, The Policy
     52.               Variable Insurance Products Funds
     53.               Tax Status
     54.               Financial Statements
     55.               Not Applicable

                                 REPRESENTATIONS

   1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

   2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

   3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

      Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request the memorandum.

   4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Separate Account will benefit the Separate Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

   5. Registrant represents that the Separate Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                                                         PREMIER
                                         ACCUMULATION LIFE-REGISTERED TRADEMARK-
                                                             INDIVIDUAL FLEXIBLE
                                                           PREMIUM VARIABLE LIFE
                                                                INSURANCE POLICY
                                                                       issued by
                                                                 SAFECO SEPARATE
                                                                      ACCOUNT SL
                                                                             and
                                                           SAFECO LIFE INSURANCE
                                                                         COMPANY

     This prospectus describes the PREMIER Accumulation Life Individual Flexible
      Premium Variable Life Insurance Policy and contains important information.
       Please read it before investing and keep it on file for future reference.


     This prospectus is not valid unless given with current prospectuses for the portfolios available under the policy. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.


      This prospectus has been filed with the Securities and Exchange Commission
  (SEC). The SEC maintains a website (http:\\www.sec.gov) that contains material incorporated by reference, and other information regarding registrants that file electronically with the SEC. Copies of the complete registration and other documents are available for review at the SEC Public Reference Room located at
     SEC Headquarters Office, 450 5th Street NW, Room 1024, Washington DC 20549.
                                                                  (202) 942-8090

 You may request a free paper copy of this prospectus if you have received it in an electronic format, by calling us at
                                                1-877-472-3326 or writing us at:
                                            PO Box 34690 Seattle, WA 98124-1690.

                                                              Dated: May 1, 2000


SAFECO RESOURCE SERIES TRUST


     Managed by SAFECO Asset Management Company


          - RST Equity Portfolio


          - RST Growth Opportunities Portfolio


          - RST Northwest Portfolio


          - RST Bond Portfolio


          - RST Small Company Value Portfolio



AIM VARIABLE INSURANCE FUNDS, INC.


     Managed by AIM Management Group


          - AIM V.I. Aggressive Growth Fund


          - AIM V.I. Growth Fund



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


     Managed by American Century Investment Management, Inc.


          - VP Balanced


          - VP International



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


     Managed by the Dreyfus Corporation


          - The Dreyfus Socially Responsible Growth Fund, Inc.



DREYFUS INVESTMENT PORFOLIOS ("DREYFUS IP")


     Managed by the Dreyfus Corporation


          - Dreyfus IP MidCap Stock Portfolio


          - Dreyfus IP Technology Growth Portfolio



DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")


     Managed by the Dreyfus Corporation


          - Dreyfus VIF Appreciation Portfolio


          - Dreyfus VIF Quality Bond Portfolio



FEDERATED INSURANCE SERIES


     Managed by Federated Investment Management Company


          - Federated High Income Bond Fund II


          - Federated Utility Fund II



VARIABLE INSURANCE PRODUCTS FUND ("VIP")


     Managed by Fidelity Management & Research Company


          - VIP Money Market Portfolio


          - VIP High Income Portfolio


          - VIP Equity-Income Portfolio


          - VIP Growth Portfolio


          - VIP Overseas Portfolio



VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")


     Managed by Fidelity Management & Research Company


          - VIP II Investment Grade Bond Portfolio


          - VIP II Asset Manager Portfolio


          - VIP II Index 500 Portfolio


          - VIP II Asset Manager: Growth Portfolio


          - VIP II Contrafund-Registered Trademark- Portfolio



VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")


     Managed by Fidelity Management & Research Company


          - VIP III Growth Opportunities Portfolio


          - VIP III Growth & Income Portfolio


          - VIP III Balanced Portfolio

   INVESTMENT IN A VARIABLE LIFE INSURANCE POLICY IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF,
   OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
                                                            OR ANY OTHER AGENCY.



  NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED
   OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


     Managed by Franklin Advisors, Inc.


          - Franklin Small Cap Fund -- Class 2


          - Franklin U.S. Government Fund -- Class 2



     Managed by Templeton Asset Management, Ltd.


          - Templeton Developing Markets Securities Fund -- Class 2



INVESCO VARIABLE INVESTMENT FUNDS, INC.


     Managed by INVESCO Funds Group, Inc.


          - VIF-Real Estate Opportunity Fund



J.P. MORGAN SERIES TRUST II


     Managed by J.P. Morgan Investment Management Inc.


          - J.P. Morgan U.S. Disciplined Equity Portfolio



LEXINGTON NATURAL RESOURCES TRUST


     Managed by Lexington Management Corporation


          - Lexington Natural Resources Trust



LEXINGTON EMERGING MARKETS FUND, INC.


     Managed by Lexington Management Corporation


          - Lexington Emerging Markets Fund, Inc.



SCUDDER VARIABLE LIFE INVESTMENT FUND ("VLIF")


     Managed by Scudder Kemper Investment, Inc.


          - Scudder VLIF Balanced Portfolio


          - Scudder VLIF International Portfolio



WANGER ADVISORS TRUST


     Managed by Wanger Asset Management, L.P.


          - Wanger U.S. Small Cap Portfolio

--------------------------------------------------------
TABLE OF CONTENTS                                 PAGE
--------------------------------------------------------

SUMMARY                                                1

FEE TABLE                                              4

PART I                                                 6

1.   THE POLICY                                        6
     Owner                                             6
     Insured                                           6
     Beneficiary                                       6
     Assignment                                        6

2.   PREMIUMS                                          6
     Allocation of Premium and Cash Value              6
     Accumulation Units                                6
     Policy Lapse and Grace Period                     7
     Reinstatement                                     7
     Right to Examine                                  7

3.   INVESTMENT OPTIONS                                7
     Variable Investment Options                       7
     Fixed Account                                     8
     Transfers                                         8
     Scheduled Transfers                               8

4.   EXPENSES                                          9
     Insurance Charge                                  9
     Monthly Charges                                   9
     Surrender Charge                                  9
     Premium Tax Charge                               10
     Income or Other Taxes                            10
     Portfolio Expenses                               10

5.   INSURANCE BENEFITS                               10
     Changes in the Face Amount of Insurance          10
       and/or the Death Benefit Options
     Guaranteed Death Benefit Endorsement             10
     Extended Maturity Benefit Endorsement            11

6.   TAXES                                            11
     Life Insurance In General                        11
     Diversification                                  11
     Tax Withholding                                  11

7.   ACCESS TO YOUR MONEY                             11
     Loans                                            12
     Withdrawals                                      12
     SMART-TM- Distributions                          13
     Surrender                                        13
     Maturity Date                                    13
     Minimum Value                                    13

8.   OTHER INFORMATION                                13
     SAFECO Life                                      13
     Separate Account                                 13
     General Account                                  13
     Distribution (Principal Underwriter)             13
     Legal Proceedings                                14
     Right to Suspend Payments, Transfers,            14
       Loans, or Withdrawals
     Voting Rights                                    14
     Disregard of Voting Instructions                 14
     Reduction of Charges or Additional               14
       Amounts Credited
     Reports to Policy Owners                         14
     Internet Information                             14
     Experts                                          15
     Financial Statements                             15

PART II
Executive Officers and Directors of SAFECO            16
  Life
Misstatement of Age or Sex                            16
SAFECO Life's Right to Contest                        16
Federal Tax Status                                    16
Advertising                                           18
Appendix A -- Financial Statements                   A-1
Appendix B -- Hypothetical Illustrations             B-1
Appendix C -- Illustrations                          C-1
Appendix D -- Policy Diagram                         D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus is divided into three parts, the Summary, Part I and Part II. The topics in this Summary correspond to sections in Part I of the Prospectus which discuss the topics in detail. Other important information is contained in
Part II.

---------------------------------------------------

THE POLICY
----------------------------------------------

The life insurance policy is an agreement between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). In the policy we promise to pay a death benefit to the named beneficiary when the insured dies. The insured is the person covered under the policy. The owner can, but does not have to be, the same as the insured.

The policy can be used for insurance protection and estate planning, as well as to save for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own. The policy is not suitable as a short-term investment.

You can choose among the variable investment portfolios and a fixed account. At any one time you can have money in 17 of these portfolios and the fixed account. The value of the portfolios can fluctuate up or down based on the performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account offers an interest rate guaranteed by SAFECO Life. Your choices for the various investment options are found in
Section 3.

Your earnings are based on the investment performance of the portfolios you select and/or the interest rate credited to the fixed account. Your earnings are generally not taxed unless you take them out.

The amount of money you are able to accumulate in your policy value determines the amount available for policy charges, loans, withdrawal or surrender, and may affect the death benefit.

---------------------------------------------------

PREMIUMS
----------------------------------------------

Premiums are the monies you give us to buy your policy. A medical examination and other information may be required before we accept premium. The initial premium is due before or when you receive your policy. You may vary the amount and the frequency of subsequent premiums as long as total premiums received do not disqualify the policy as life insurance under federal tax law.

You must pay enough premium or have sufficient money in your policy account to cover all policy charges or your policy will lapse.

---------------------------------------------------

INVESTMENT OPTIONS
----------------------------------------------


Not all portfolios listed below may be available for all policies. You can have money in up to 17 of available portfolios and the fixed account under the policy at any one time. Each portfolio is fully described in its accompanying prospectus.



MANAGED BY SAFECO ASSET MANAGEMENT COMPANY



  - RST Equity Portfolio



  - RST Growth Opportunities Portfolio



  - RST Northwest Portfolio



  - RST Bond Portfolio



  - RST Small Company Value Portfolio



MANAGED BY AIM MANAGEMENT GROUP



  - AIM V.I. Aggressive Growth Fund



  - AIM V.I. Growth Fund



MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.



  - VP Balanced



  - VP International



MANAGED BY THE DREYFUS CORPORATION



  - The Dreyfus Socially Responsible Growth Fund, Inc.



  - Dreyfus IP MidCap Stock Portfolio



  - Dreyfus IP Technology Growth Portfolio



  - Dreyfus VIF Appreciation Portfolio



  - Dreyfus VIF Quality Bond Portfolio



MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY



  - Federated High Income Bond Fund II



  - Federated Utility Fund II



MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY



  - VIP Money Market Portfolio



  - VIP High Income Portfolio



  - VIP Equity-Income Portfolio



  - VIP Growth Portfolio



  - VIP Overseas Portfolio



  - VIP II Investment Grade Bond Portfolio



  - VIP II Asset Manager Portfolio



  - VIP II Index 500 Portfolio



  - VIP II Asset Manager: Growth Portfolio



  - VIP II Contrafund Portfolio



  - VIP III Growth Opportunities Portfolio



  - VIP III Growth & Income Portfolio



  - VIP III Balanced Portfolio



MANAGED BY FRANKLIN ADVISERS, INC.



  - Franklin Small Cap Fund -- Class 2



  - Franklin U.S. Government Securities Fund -- Class 2

MANAGED BY INVESCO FUNDS GROUP, INC.



  - VIF -- Real Estate Opportunity Fund



MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.



  - J.P. Morgan U.S. Disciplined Equity Portfolio



MANAGED BY LEXINGTON MANAGEMENT CORPORATION



  - Lexington Natural Resources Trust



  - Lexington Emerging Markets Fund, Inc.



MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.



  - Scudder VLIF Balanced Portfolio



  - Scudder VLIF International Portfolio



MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.



  - Templeton Developing Markets Securities Fund -- Class 2



MANAGED BY WANGER ASSET MANAGEMENT, L.P.



  - Wanger U.S. Small Cap Portfolio


Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account, which credits guaranteed interest.

---------------------------------------------------

EXPENSES
----------------------------------------------

The policy has insurance features and investment features, and there are costs related to each.

We deduct a Mortality and Expense Risk charge which equals .70% annually of the average daily value of the portion of your policy allocated to the portfolios. This is not charged on money allocated to the fixed account.

Each policy month we deduct an administration charge. During the first policy year the monthly administration charge is $25. After the first policy year, the charge drops to $5 per month.

Each policy month we deduct a cost of insurance charge from the policy value. This charge depends on the sex, age and risk classification of the insured, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy.

If you surrender your policy or reduce the amount of insurance specified in your policy ("face amount") during the first ten policy years, we will deduct a surrender charge. The surrender charge will be the lesser of 50% for the first 6 years of the annual level premium required to keep the face amount of insurance in force, decreasing by 10% each year until it reaches 0% for years 11 and after or; 30% of the actual premium paid in the first year up to the annual level premium described above, plus 9% of all other premiums. If you request a reduction in face amount, the surrender charge applies on a pro rata basis.

We deduct a premium tax of up to 3.5% depending on the state.

There are also annual portfolio charges that vary depending upon the portfolios you select. In 1999, these expenses ranged from 0.27% to 1.97%.

Your policy could lapse if your surrender value is insufficient to cover any charges due. See Section 4 -- Expenses for a complete discussion of charges.

---------------------------------------------------

INSURANCE BENEFITS
----------------------------------------------

The policy has a face amount of insurance. The actual amount paid to the beneficiary at the insured's death depends on the death benefit option you select, either face amount or face amount plus policy value, and if there are any outstanding loans or charges. Withdrawals reduce the face amount of insurance by the amount of the withdrawal.

---------------------------------------------------

TAXES
----------------------------------------------

Your policy is designed to qualify as life insurance under applicable tax law. The death benefit is paid to the beneficiary free of federal income tax. Estate and other taxes may apply. Investment earnings are not taxed unless you take them out. Generally, you're allowed to withdraw your investment in the policy before withdrawing taxable earnings. If your policy is a modified endowment contract (MEC), loans and withdrawals are treated as distributions of taxable earnings first. A 10% tax penalty may also apply unless you're over age 59 1/2 or disabled. There are several ways your policy can become a MEC. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.

Other events such as a policy lapse, surrender or reaching the maturity date during the life of the insured may also cause unintended tax consequences. This is only a summary. Tax laws are complex and subject to change. You are encouraged to seek advice from a competent tax advisor prior to purchasing this policy and periodically throughout your ownership of it.

---------------------------------------------------

ACCESS TO YOUR MONEY
----------------------------------------------

You may surrender your policy at any time and receive the surrender value. During the first ten policy years, you will be charged a surrender charge.

You may take some of your policy value as preferred loans, non-preferred loans, or, after the first policy year, withdrawals. Non-preferred loans are charged loan interest during the first ten policy years. Withdrawals and loans affect the policy value, investment performance, and the death benefit.

---------------------------------------------------

OTHER INFORMATION
----------------------------------------------

RIGHT TO EXAMINE. You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or
(b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy.

TRANSACTIONS. You can initiate transfers or withdrawals as needed or schedule them in advance under the following strategies:

  - Dollar Cost Averaging: You may elect to automatically transfer a set amount from any investment option to any other investment options on a regular basis. This feature attempts to achieve a lower average cost per unit over time.

  - Portfolio Rebalancing: You may elect to have each portfolio rebalanced on a regular basis to maintain your specified allocation percentages.

  - SMART-TM- Distributions: After the second policy year, you may elect to take systematic withdrawals, loans, or a combination of both so that you receive a level stream of income over a time period you select. There may be tax consequences.

---------------------------------------------------

INQUIRIES
----------------------------------------------

If you need more information, please contact us at:


    SAFECO LIFE INSURANCE COMPANY
    5069 154TH PLACE NE
    REDMOND, WA 98052-9661
    1-877-472-3326
    HTTP:\\WWW.SAFECO.COM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SAFECO SEPARATE ACCOUNT SL FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purpose of the Fee Table is to show you the various expenses you will incur directly and indirectly by investing in the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

ADMINISTRATION CHARGE

        $25.00 each month for the first policy year.
        $5.00 each month thereafter.
--------------------------------------------------------------------------------

COST OF INSURANCE CHARGE

        This charge is based on the insured's sex, age and risk classification. The guaranteed maximum insurance cost rates for standard risks are based on the 1980 Commissioner's Standard Ordinary Mortality Table.
--------------------------------------------------------------------------------

SURRENDER CHARGE

        This charge is assessed if the policy is surrendered in the first 10 policy years. It will be the lesser of:

       - 50% of the required annual level premium for years 1 through 6, decreasing by 10% per year for years 7 through 10;
         or

       - 30% of the actual premium paid in the first year, up to the annual level premium, plus 9% of all other premiums.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES        Mortality and Expense Risk Charge          .70%
(as a percentage of average
account value)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PORTFOLIO EXPENSES                                                Distribution          Other Expenses
(as a percentage of average net assets)                                and              (after expense
                                                 Management      Service (12b-1)       reimbursement for          Total Annual
                                                    Fees              Fees            certain Portfolios)      Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------------------
Managed by SAFECO Asset Management Company
(a)
        RST Equity Portfolio                        0.74%             None                   0.02%                   0.76%
        RST Growth OpportunitiesPortfolio           0.74%             None                   0.04%                   0.78%
        RST Northwest Portfolio                     0.74%             None                   0.10%                   0.84%
        RST Bond Portfolio                          0.74%             None                   0.17%                   0.91%
        RST Small Company Value Portfolio           0.85%             None                   0.10%                   0.95%

Managed by AIM Management Group (a)
        AIM V.I. Aggressive Growth Fund             0.80%             None                   0.36%                   1.16%
        AIM V.I. Growth Fund                        0.64%             None                   0.08%                   0.72%

Managed by American Century Investment
Management, Inc. (a)
        VP Balanced                                 0.90%             None                   0.00%                   0.90%
        VP International                            1.34%             None                   0.00%                   1.34%

Managed by the Dreyfus Corporation (a)
        The Dreyfus Socially Responsible
           Growth Fund, Inc.                        0.75%             None                   0.04%                   0.79%
        Dreyfus IP MidCap Stock Portfolio           0.75%             None                   0.22%                   0.97%
        Dreyfus IP Technology Growth
           Portfolio                                0.75%             None                   0.32%                   1.07%
        Dreyfus VIF Appreciation Portfolio          0.75%             None                   0.03%                   0.78%
        Dreyfus VIF Quality Bond Portfolio          0.65%             None                   0.09%                   0.74%

Managed by Federated Investment Management
Company (a)
        Federated High Income Bond Fund II          0.60%             None                   0.19%                   0.79%
        Federated Utility Fund II                   0.75%             None                   0.19%                   0.94%

Managed by Fidelity Management & Research
    Company (a)
    (Initial Class shares only)
        VIP Money Market Portfolio                  0.18%             None                   0.09%                   0.27%
        VIP High Income Portfolio                   0.58%             None                   0.11%                   0.69%
        VIP Equity-Income Portfolio (b)             0.48%             None                   0.08%                   0.56%
        VIP Growth Portfolio (b)                    0.58%             None                   0.07%                   0.65%
        VIP Overseas Portfolio (b)                  0.73%             None                   0.14%                   0.87%
        VIP II Investment Grade Bond
           Portfolio                                0.43%             None                   0.11%                   0.54%
        VIP II Asset Manager Portfolio (b)          0.53%             None                   0.09%                   0.62%
        VIP II Index 500 Portfolio                  0.24%             None                   0.04%                   0.28%
        VIP II Asset Manager: Growth
           Portfolio (b)                            0.58%             None                   0.12%                   0.70%
        VIP II Contrafund Portfolio (b)             0.58%             None                   0.07%                   0.65%
        VIP III Growth Opportunities
           Portfolio (b)                            0.58%             None                   0.10%                   0.68%
        VIP III Growth & Income Portfolio
           (b)                                      0.48%             None                   0.11%                   0.59%
        VIP III Balanced Portfolio (b)              0.43%             None                   0.12%                   0.55%

Managed by Franklin Advisors, Inc. (a)
        Franklin Small Cap Fund -- Class 2          0.55%             0.25%                  0.27%                   1.07%
        Franklin U.S. Government Fund --
           Class 2                                  0.49%             0.25%                  0.02%                   0.76%

Managed by INVESCO Funds Group, Inc. (a)
        VIF -- Real Estate Opportunity Fund         0.90%             None                   1.07%                   1.97%

Managed by J.P. Morgan Investment
Management Inc. (a)
        J.P. Morgan U.S. Disciplined Equity
           Portfolio                                0.35%             None                   0.50%                   0.85%

Managed by Lexington Management Corporation
(a)
        Lexington Natural Resources Trust           1.00%             None                   0.33%                   1.33%
        Lexington Emerging Markets
           Fund, Inc.                               0.85%             None                   0.85%                   1.70%

PORTFOLIO EXPENSES                                                Distribution          Other Expenses
(as a percentage of average net assets)                                and              (after expense
                                                 Management      Service (12b-1)       reimbursement for          Total Annual
                                                    Fees              Fees            certain Portfolios)      Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------------------
Managed by Scudder Kemper
Investments, Inc. (a)
        Scudder VLIF Balanced Portfolio            0.475%             None                   0.08%                   0.55%
        Scudder VLIF International
           Portfolio                               0.853%             None                   0.18%                   1.03%

Managed by Templeton Asset Management, Ltd.
(a)
        Templeton Developing Markets
           Securities Fund -- Class 2               1.25%             0.25%                  0.31%                   1.81%

Managed by Wanger Asset Management,
L.P. (a)
        Wanger U.S. Small Cap Portfolio             0.95%             None                   0.07%                   1.02%


--------------------------------------------------------------------------------


(a) In some cases the fund advisers or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been 1.22% for the RST Small Company Value Portfolio; 4.62% for the AIM V.I. Aggressive Growth Fund; 1.46% for the Dreyfus IP MidCap Stock Portfolio; 1.34% for the Dreyfus IP Technology Portfolio; 1.71% for the Federated International Equity Fund II; .34% for the VIP II Index 500 Portfolio; 9.77% for the VIF-Real Estate Opportunity Fund; .87% for the J.P. Morgan U.S. Disciplined Equity Portfolio. See the portfolio prospectuses for more detailed information. To the extent it performs services for the fund, SAFECO Life may receive an asset based administrative fee from the fund's advisor or distributor. In addition, we have Fund Participation Agreements with each of the non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties.



(b) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', of FMR on behalf of certain funds', custodian, credits realizes as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the total operating expenses presented in the table would have been .57% for the VIP Equity-Income Portfolio; .66% for the VIP Growth Portfolio; .91% for VIP Overseas Portfolio; .63% for the VIP II Asset Manager Portfolio; .71% for the VIP II Asset Manager: Growth Portfolio; .67% for the VIP II Contrafund Portfolio; .69% for the VIP III Growth Opportunities Portfolio; .60% for the VIP III Growth & Income Portfolio; .57% for the VIP III Balanced Portfolio.


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

---------------------------------------------------

1. THE POLICY
----------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

OWNER

The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED

The insured is the person whose life is covered under the policy. The owner can, but does not have to be, the same as the insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

---------------------------------------------------

2. PREMIUMS
----------------------------------------------

You may purchase the policy by delivering a check for the full initial premium made out to SAFECO Life to us directly or to your registered representative. The initial premium must be sufficient to cover all policy charges for a period of at least two months. Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force. We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in
Section 7 -- Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's non-modified endowment status. We will monitor premiums paid and other policy transactions and will notify you when the non-modified endowment contract status is in jeopardy. See Section 6 -- Taxes.

ALLOCATION OF PREMIUM AND CASH VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%. At the time a policy is issued, its cash value will be determined as if the policy had been issued and the initial premium was invested on the date we received it.

On the date your policy is effective, premiums are invested in the money market portfolio for 25 days. On the 26th day your money is allocated to the portfolios and/or the fixed account in accordance with your instructions. Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS

The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund.

We calculate the value of an accumulation unit, for each portfolio, after the NYSE closes each day by:

    1.  determining the total value of the particular portfolio;

    2.  subtracting from that amount insurance and other charges; and

    3. dividing this amount by the number of outstanding accumulation units of the particular portfolio.

The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your contract with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

   EXAMPLE: On Monday we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the RST Growth Opportunities Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the RST Growth Opportunities Portfolio.

POLICY LAPSE AND GRACE PERIOD

You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4 -- Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days has begun as of the date notice was sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months.

If we don't receive this amount before the end of the grace period, we will send written notice to you and any assignee of record that your policy ended without value ("lapsed"). If the insured dies during the grace period, we will pay the death benefit to the beneficiary. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 -- Insurance Benefits.

REINSTATEMENT

If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

  - provide us satisfactory evidence of insurability;

  - pay enough premium to cover policy charges for three months after the reinstatement date;

  - pay any indebtedness that existed at the end of the grace period; and

  - pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be effective on the first policy monthly anniversary to occur on or after the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy.

---------------------------------------------------

3. INVESTMENT OPTIONS
----------------------------------------------


VARIABLE INVESTMENT OPTIONS



The portfolios are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance policies. The performance of the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.



Each portfolio has its own investment objective. You should read the prospectuses for the portfolios carefully before investing. Copies of these prospectuses accompany this prospectus and may include information on other portfolios not available under this policy. Not all portfolios listed below may be available for all policies. You can have money in up to 17 available portfolios and the fixed account at any one time.



MANAGED BY SAFECO ASSET MANAGEMENT COMPANY



  - RST Equity Portfolio



  - RST Growth Opportunities Portfolio



  - RST Northwest Portfolio



  - RST Bond Portfolio



  - RST Small Company Value Portfolio



MANAGED BY AIM MANAGEMENT GROUP



  - AIM V.I. Aggressive Growth Fund



  - AIM V.I. Growth Fund



MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.



  - VP Balanced



  - VP International

MANAGED BY THE DREYFUS CORPORATION



  - The Dreyfus Socially Responsible Growth Fund, Inc.



  - Dreyfus IP MidCap Stock Portfolio



  - Dreyfus IP Technology Growth Portfolio



  - Dreyfus VIF Appreciation Portfolio



  - Dreyfus VIF Quality Bond Portfolio



MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY



  - Federated High Income Bond Fund II



  - Federated Utility Fund II



MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY



  - VIP Money Market Portfolio



  - VIP High Income Portfolio*



  - VIP Equity-Income Portfolio*



  - VIP Growth Portfolio



  - VIP Overseas Portfolio*



  - VIP II Investment Grade Bond Portfolio*



  - VIP II Asset Manager Portfolio*



  - VIP II Index 500 Portfolio*



  - VIP II Asset Manager: Growth Portfolio*



  - VIP II Contrafund Portfolio*



  - VIP III Growth Opportunities Portfolio



  - VIP III Growth & Income Portfolio



  - VIP III Balanced Portfolio*



MANAGED BY FRANKLIN ADVISORS, INC.



  - Franklin Small Cap Fund -- Class 2



  - Franklin U.S. Government Securities Fund -- Class 2



MANAGED BY INVESCO FUNDS GROUP, INC.



  - VIF -- Realty Fund



MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.



  - J.P. Morgan U.S. Disciplined Equity Portfolio



MANAGED BY LEXINGTON MANAGEMENT CORPORATION



  - Lexington Natural Resources Trust*



  - Lexington Emerging Markets Fund, Inc.*



MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.



  - Scudder VLIF Balanced Portfolio



  - Scudder VLIF International Portfolio



MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.



  - Templeton Developing Markets Securities Fund -- Class 2



MANAGED BY WANGER ASSET MANAGEMENT, L.P.



  - Wanger U.S. Small Cap Portfolio*



*THESE PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN
 THEM SINCE APRIL 30, 2000.



We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. We will seek prior approval of the SEC and give you notice before doing this.


FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by SAFECO Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS

You can transfer money among any of the available portfolios and the fixed account. You can have money in a maximum of 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request. Amounts equal to loans and loan interest are not available for transfer.

We will accept transfers by signed written request or by telephone. Each transfer must identify:

  - your policy;

  - the amount of the transfer; and

  - which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We reserve the right to limit transfers from the fixed account in the following manner:

  - postpone the transfer for 30 days;

  - reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and

  - limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the "source" investment option.

DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts each month or quarter from any portfolio or the fixed account to any of the other portfolios.

PORTFOLIO REBALANCING. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

---------------------------------------------------

4. EXPENSES
----------------------------------------------

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE

We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to .70% of the average daily net asset value of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

MONTHLY CHARGES

We deduct the following charges from your policy value monthly:

  - the monthly cost of insurance;

  - the monthly cost of additional benefits provided by riders; plus

  - the monthly administration charge.

MONTHLY COST OF INSURANCE. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

  - the insured's age;

  - gender, if permitted by law;

  - risk classification; and

  - the policy's duration.

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

MONTHLY COST OF ADDITIONAL BENEFITS. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy.

MONTHLY ADMINISTRATION CHARGE. During the first policy year the administration charge is $25 per month. For policy years after the first, the charge drops to a current charge of $5 per month. The maximum administrative charge will not exceed $8.00 per month. We do not expect to profit from this charge.

SURRENDER CHARGE

Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge during the first ten policy years if you:

  - request a reduction in the face amount of insurance;

  - surrender the policy for value; or

  - allow the policy to lapse.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro rata surrender charge from your policy value.

The surrender charge will be the lesser of:

a) 50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later;

b) 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.

A table of the surrender charge amount you would pay under the method described in (a) above, is shown in the "Table of Surrender Charges" in the policy. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less. In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reduce policy values, and increase you risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.

The surrender charge is for expenses incurred in connection with the promotion, sale and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense. See
Section 8 -- Other Information.


PREMIUM TAX CHARGE



States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.


INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the enclosed portfolio prospectuses.

---------------------------------------------------

5. INSURANCE BENEFITS
----------------------------------------------

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A" the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B" the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

  - the death benefit under the policy; plus

  - any benefits due from riders; less

  - any loans and loan interest; and less

  - any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value. Sample ages and percentages are shown in the table below.

    Insured's Age at
    the beginning of
   the policy year in      Percentage of
      which insured      policy value as of
          dies.          the date of death.
  -----------------------------------------
  -----------------------------------------
      40 and under             250%
  -----------------------------------------
           45                  215%
  -----------------------------------------
           50                  185%
  -----------------------------------------
           55                  150%
  -----------------------------------------
           60                  130%
  -----------------------------------------
           65                  120%
  -----------------------------------------
           70                  115%
  -----------------------------------------
          75-90                105%
  -----------------------------------------
           95                  100%
  -----------------------------------------

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS

After the first policy year you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. Decreases in the face amount of insurance during the first ten policy years have a surrender charge. See Section 4 -- Expenses. Changes take effect on the first monthly anniversary on or after we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy or if it would disqualify your policy as life insurance under tax law. See Section 6 -- Taxes.

GUARANTEED DEATH BENEFIT ENDORSEMENT

You receive a Guaranteed Death Benefit Endorsement with your policy if:

  - the endorsement is approved by your state;

  - your policy is issued with standard or preferred rates; and

  - your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, is less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 -- Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT

The policy matures on the policy anniversary following the insured's 95th birthday. See Section 7 -- Access to Your Money for a discussion of the Maturity Date. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive your irrevocable election to use the benefit in writing and prior to the maturity date.

Under the endorsement and as of the maturity date:

  - we transfer money in the portfolios to the fixed account as of the next close of the NYSE;

  - all riders on the policy terminate; and

  - cost of insurance charges are no longer deducted.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

---------------------------------------------------

6. TAXES
----------------------------------------------

This section discusses how federal income tax applies to life insurance policies in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any policy or any transaction involving a policy. You should consult a competent tax adviser about your individual circumstances.

LIFE INSURANCE IN GENERAL

If your policy meets certain tests under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes. Death proceeds payable under a life insurance policy when the insured dies are not taxed to the beneficiary. We will monitor compliance of your policy with these tests.

If your life insurance policy is also a modified endowment contract (you have a higher ratio of cash value to insurance protection), amounts you take out while the insured is living, including loans and collateral assignments, may be subject to income tax. There may be a 10% tax penalty on the taxable amount taken before age 59 1/2 unless you are disabled as defined by the Code or another exception applies.

A surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premiums paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios or interest in the fixed account.

Ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured, may result in federal taxes such as income, estate, gift, or generation -- skipping transfer tax, as well as state and local taxes such as inheritance or income tax. Tax consequences depend on your or your beneficiary's individual circumstances. You should consult your personal tax advisor regarding the tax treatment of a life insurance policy that you own.

Changes in federal and state tax law or in the interpretation of current tax law could adversely affect the tax treatment of your policy and policy proceeds.

DIVERSIFICATION

Variable life insurance policies receive tax deferral while the insured is living as long as investment in the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax unless you take money out.

We believe the portfolios offered under this policy are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your policy might lose its tax favored status as life insurance because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING

Generally, while the insured is living, federal income tax is withheld from the taxable portion of proceeds at a rate of 10%. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate.

---------------------------------------------------

7. ACCESS TO YOUR MONEY
----------------------------------------------

You can access money in your policy in the following ways:

  - by taking loans against your policy value;

  - by requesting withdrawals after the first policy year;

  - by taking SMART-TM- distributions (beginning after the second policy year);

  - by surrendering your policy for value;

  - by receiving the surrender value if the insured is alive on the maturity date; or

  - when a death benefit is paid to your beneficiary. See Section 5 -- Insurance Benefits.

LOANS

You may take loans in any amount up to 90% (or other maximum required by your state), of your policy surrender value by writing to us. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason loans, whether or not repaid, have a permanent affect on the amount of money you are able to accumulate in your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

  - Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or

  - 5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in you policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments of $50 or more may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a modified endowment contract. See
Section 6 -- Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:

  - you will not accumulate enough policy value to meet your future financial needs;

  - your policy will lapse;

  - the Guaranteed Death Benefit Endorsement will terminate;

  - your beneficiary will receive less money.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account and may have tax consequences. See Section 6 -- Taxes. Withdrawals lower the face amount of insurance on your policy dollar for dollar and increase the risk that:

  - you will not accumulate enough policy value to meet your future financial needs;

  - your policy will lose its current tax status;

  - your policy will lapse;

  - the Guaranteed Death Benefit Endorsement will terminate;

  - your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART-TM- DISTRIBUTIONS

After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See
Section 6 -- Taxes.

SURRENDER

You may end the insurance coverage under this policy and receive the surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years. See Section 4 -- Expenses. The surrender value may be subject to current tax and tax penalties. See Section 6 -- Taxes.

MATURITY DATE

The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the policy surrender value in a lump sum or alternate payment option provided by your policy and that you select. Current tax may apply. Under some circumstances the maturity date may be extended until the death of the insured. See Section 5 -- Insurance Benefits for a discussion of the Extended Maturity Benefit Endorsement.

MINIMUM VALUE

If the surrender value of your policy (policy value less surrender charges and outstanding loan amounts), is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. See Section 2 -- Premiums for information on policy lapse and reinstatement.

---------------------------------------------------

8. OTHER INFORMATION
----------------------------------------------

SAFECO LIFE

SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish SAFECO Separate Account SL ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the policy are general obligations of SAFECO Life and are not dependent on assets in the Separate Account.


We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act, if such registration is no longer required.


GENERAL ACCOUNT

If you put your money into the fixed account, it goes into SAFECO Life's general account. The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for SAFECO

Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life policies.


The commissions paid to registered representatives on the sale of policies are not more than 90% of premiums paid during the first year nor more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND TRANSFERS, LOANS,
WITHDRAWAL, OR SURRENDER

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

VOTING RIGHTS

SAFECO Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account.

DISREGARD OF VOTING INSTRUCTIONS

SAFECO Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause any portfolio to make (or refrain from making), investments which would result in changes in the sub-classification or investment objectives of the portfolio. SAFECO Life may also disapprove changes in the investment policy initiated by the owners or trustees of the funds, if such disapproval is reasonable and is based on a good faith determination by SAFECO Life that the change would violate state or federal law or the change would not be consistent with the investment objectives of the portfolios or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable policies offered by SAFECO Life or of an affiliated life insurance company. In the event that SAFECO Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing certain policy charges (including the surrender charge) or crediting additional fixed account interest.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

REPORTS TO POLICY OWNERS

We send you semi-annual and annual reports of the portfolios. We also send you quarterly statements about your policy which, taken together, provide you with an annual report of your policy each policy year. Statements include information about:

  - the death benefit;

  - policy values including surrender value;

  - policy charges;

  - loan amounts including loan interest;

  - premiums paid during the year; and

  - investment performance.

INTERNET INFORMATION

You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance Policy as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement and general consumer information.

EXPERTS

The financial statements of SAFECO Separate Account SL and SAFECO Life Insurance Company and Subsidiaries, appearing in this prospectus have been audited by Ernst and Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of SAFECO Separate Account SL and SAFECO Life Insurance Company and Subsidiaries, should be considered only as bearing upon out ability to meet our obligations under the policy. They should not be considered as bearing upon the investment experience of the portfolios.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    PART II
                                MORE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS AND DIRECTORS OF SAFECO LIFE


OFFICERS:
   Roger H. Eigsti         Chairman of the Board
   Randall H. Talbot       President
   Leslie J. Brandli       Controller and Assistant
                           Secretary
   Roger F. Harbin         Executive Vice President
                           and Actuary
   Michael J. Kinzer       Vice President and Chief
                           Actuary
   Rod A. Pierson          Senior Vice President and
                           Secretary
   George. C. Pagos        Associate General
                           Counsel, Vice President
                           and Assistant Secretary

DIRECTORS:
   Donald S. Chapman       Director
   Boh A. Dickey           Director
   Roger H. Eigsti         Director
   Rod A. Pierson          Director
   James W. Ruddy          Director
   Robert L. Spaulding     Director
   Randall H. Talbot       Director
   W. Randall Stoddard     Director
   Dale E. Lauer           Director



*The business address for Messrs. Talbot, Harbin, Kinzer, Pagos and Ms. Brandli is 5069 154th Pl., Redmond, Washington 98052. The business address for Messr. Spaulding in 601 Union Street, Suite 2500, Seattle, WA 98101. The business address for Messr. Lauer is 500 N. Meridian Street, Indianapolis, IN 46204. The business address for all other individuals listed is SAFECO Plaza, Seattle, Washington 98185.



All of the officers and directors listed above have acted in the capacities shown above for at least the last five years except Messer's Talbot, Harbin and Lauer and Ms. Brandli. Mr. Talbot was president and chief executive officer of Talbot Financial Corporation from 1994 until accepting his current position. Talbot Financial Corporation, an affiliate of SAFECO Life, is a holding company for insurance agencies marketing insurance products and other financial services. Mr. Harbin previously held the positions of senior vice president for SAFECO Life's annuities division since 1992 and has been executive vice president of SAFECO Life's broker dealer since 1998. Mr. Lauer has held the position of vice president of commercial lines underwriting for SAFECO Property and Casualty Companies since 1992 and senior vice president since 1997.
Ms. Brandli joined SAFECO Life in 1999 and previously held the position of Controller for PEMCO Financial Services since 1999.


MISSTATEMENT OF AGE OR SEX

If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

SAFECO LIFE'S RIGHT TO CONTEST

SAFECO Life cannot contest the validity of the policy except in the case of fraud after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

FEDERAL TAX STATUS

NOTE. The following description is based upon SAFECO Life's understanding of current federal income tax law applicable to life insurance in general. SAFECO Life cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), defines the term "life insurance contract" for purposes of the Code. SAFECO Life believes that the policies to be issued will qualify as "life insurance contracts" under Section 7702. SAFECO Life does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon SAFECO Life's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

SAFECO Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO Life and its operations form a part of SAFECO Life.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax on the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies such as the policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.
Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO Life intends that each investment portfolio underlying the policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, SAFECO Life reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, SAFECO Life has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

While SAFECO Life has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with SAFECO Life's interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the policy.

POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or withdrawals or surrenders from the policies will depend on whether the policy is considered to be a modified endowment contract. Otherwise, SAFECO Life believes that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, the owner is not deemed to be in constructive receipt of the policy Account or Net Cash Surrender Value, including increments thereon, under a policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.

TAX TREATMENT OF LOANS, WITHDRAWALS, AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a Modified Endowment Contract. A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to:
(1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or
(2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Furthermore, any policy received in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. The status of an exchange of a contract issued before June 21, 1988 is unclear; however, the Internal Revenue Service has taken the position in a Private Letter Ruling that a contract received in an exchange on or after June 21, 1988 will be considered as entered into as of the date of the exchange and therefore subject to Section 7702A. Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each policy.

If the policy is classified as a modified endowment contract, then withdrawals and surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of such taxpayer and his beneficiary.

If a policy is not classified as a modified endowment contract, then any withdrawals will be treated first as a recovery of the investment in the policy, which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

Any loans from a policy which is not classified as a modified endowment contract, will be treated as indebtedness of the owner and not a distribution. Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policy owners should seek competent tax advice on the tax consequences of taking loans, withdrawals or surrendering any policy.

QUALIFIED PLANS. The policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent qualified plans consultant.

ADVERTISING

SAFECO Life is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of SAFECO Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of SAFECO Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                                                                ANNUAL REPORT
                                                           DECEMBER 31, 1999
                                                   SAFECO SEPARATE ACCOUNT SL

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1999

                                                                                SUB-ACCOUNTS
                                                    --------------------------------------------------------------------
                                                                                                               SAFECO
(IN THOUSANDS, EXCEPT PER-SHARE AND                    SAFECO        SAFECO        SAFECO        SAFECO        SMALL
PER-UNIT AMOUNTS)                                      EQUTIY        GROWTH      NORTHWEST        BOND        COMPANY
------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $      7,693  $      8,509  $        567  $        221  $        131
                                                    ============  ============  ============  ============  ============
            SHARES OWNED                                     251           387            31            20            12
            NET ASSET VALUE PER SHARE               $      31.02  $      22.50  $      22.68  $      10.33  $      11.39
                                                    ------------  ------------  ------------  ------------  ------------

         Investments, at value                             7,780         8,713           694           208           136
      Dividends receivable                                   436             -            45            12             -
                                                    ------------  ------------  ------------  ------------  ------------

          Total assets                                     8,216         8,713           739           220           136

LIABILITIES:
      Mortality and expense risk charge payable                5             5             -             -             -
                                                    ------------  ------------  ------------  ------------  ------------

NET ASSETS                                          $      8,211  $      8,708  $        739  $        220  $        136
                                                    ============  ============  ============  ============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $      4,237  $      5,065  $        411  $        167  $        N/A
      ACCUMULATION UNITS OUTSTANDING                          22            29             2             2           N/A
                                                    ------------  ------------  ------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $    195.416  $    174.410  $    201.394  $    111.052  $        N/A
                                                    ============  ============  ============  ============  ============

PREMIER VARIABLE UNIVERSAL LIFE

      NET ASSETS                                    $      3,974  $      3,643  $        328  $         53  $        136
                                                    ============  ============  ============  ============  ============

      ACCUMULATION UNITS OUTSTANDING                         277           321            20             5            15
                                                    ------------  ------------  ------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $     14.329  $     11.341  $     16.483  $     10.464  $      9.136
                                                    ============  ============  ============  ============  ============

  *  The redemption price per unit is the accumulation unit value.

                                      A-1
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1999

                                                                         SUB-ACCOUNTS
                                                    -------------------------------------------------------
                                                      AMERICAN      AMERICAN      LEXINGTON     LEXINGTON
(IN THOUSANDS, EXCEPT PER-SHARE AND                   CENTURY        CENTURY       NATURAL       EMERGING
PER-UNIT AMOUNTS)                                     BALANCED    INTERNATIONAL   RESOURCES      MARKETS
-----------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $        120  $         986  $        317  $        667
                                                    ============  =============  ============  ============
            SHARES OWNED                                      16            120            24            84
            NET ASSET VALUE PER SHARE               $       7.79  $       12.50  $      12.51  $      12.81
                                                    ------------  -------------  ------------  ------------

         Investments, at value                               121          1,497           306         1,074
      Dividends receivable                                     -              -             -             -
                                                    ------------  -------------  ------------  ------------

          Total assets                                       121          1,497           306         1,074

LIABILITIES:
      Mortality and expense risk charge payable                -              1             -             1
                                                    ------------  -------------  ------------  ------------

NET ASSETS                                          $        121  $       1,498  $        306  $      1,073
                                                    ============  =============  ============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $        N/A  $         N/A  $        276  $        947
      ACCUMULATION UNITS OUTSTANDING                         N/A            N/A             3             7
                                                    ------------  -------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $        N/A  $         N/A  $    110.109  $    133.217
                                                    ============  =============  ============  ============

PREMIER VARIABLE UNIVERSAL LIFE

      NET ASSETS                                    $        121  $       1,498  $         30  $        126
                                                    ============  =============  ============  ============

      ACCUMULATION UNITS OUTSTANDING                           9             75             4             8
                                                    ------------  -------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $     12.874  $      19.997  $      8.417  $     15.854
                                                    ============  =============  ============  ============

  *  The redemption price per unit is the accumulation unit value.

                                      A-2
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1999

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                                    FIDELITY      FIDELITY
(IN THOUSANDS, EXCEPT PER-SHARE AND                   FIDELITY       ASSET       ASSET MGR:     FIDELITY       FIDELITY
PER-UNIT AMOUNTS)                                    INDEX 500      MANAGER        GROWTH       BALANCED      CONTRAFUND
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $     10,835  $      9,860  $      1,824  $         176  $      6,600
                                                    ============  ============  ============  =============  ============
            SHARES OWNED                                      89           613           112             11           324
            NET ASSET VALUE PER SHARE               $     167.41  $      18.67  $      18.38  $       16.00  $      29.15
                                                    ------------  ------------  ------------  -------------  ------------

         Investments, at value                            14,920        11,453         2,067            180         9,447
      Dividends receivable                                     -             -             -              -             -
                                                    ------------  ------------  ------------  -------------  ------------

          Total assets                                    14,920        11,453         2,067            180         9,447

LIABILITIES:
      Mortality and expense risk charge payable               10             8             1              -             7
                                                    ------------  ------------  ------------  -------------  ------------

NET ASSETS                                          $     14,910  $     11,445  $      2,066  $         180  $      9,440
                                                    ============  ============  ============  =============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $     10,330  $     10,864  $      1,434  $         N/A  $      7,959
      ACCUMULATION UNITS OUTSTANDING                          30            43             6            N/A            28
                                                    ------------  ------------  ------------  -------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $    347.896  $    253.966  $    226.400  $         N/A  $    280.289
                                                    ============  ============  ============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE

      NET ASSETS                                    $      4,580  $        581  $        632  $         180  $      1,481
                                                    ============  ============  ============  =============  ============

      ACCUMULATION UNITS OUTSTANDING                         279            44            45             14            91
                                                    ------------  ------------  ------------  -------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $     16.423  $     13.173  $     14.101  $      12.827  $     16.359
                                                    ============  ============  ============  =============  ============

  *  The redemption price per unit is the accumulation unit value.

                                      A-3
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1999

                                                                                  SUB-ACCOUNTS
                                                    ------------------------------------------------------------------------
                                                      FIDELITY      FIDELITY       FIDELITY
(IN THOUSANDS, EXCEPT PER-SHARE AND                   EQUITY-       GROWTH &        GROWTH        FIDELITY       FIDELITY
PER-UNIT AMOUNTS)                                      INCOME        INCOME      OPPORTUNITIES     GROWTH       HIGH INCOME
----------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $     10,253  $         345  $        382   $      23,785  $       2,742
                                                    ============  =============  ============   =============  =============
            SHARES OWNED                                     461             22            17             655            234
            NET ASSET VALUE PER SHARE               $      25.71  $       17.30  $      23.15   $       54.93  $       11.31
                                                    ------------  -------------  ------------   -------------  -------------

         Investments, at value                            11,858            372           402          36,006          2,650
      Dividends receivable                                     -              -             -               -              -
                                                    ------------  -------------  ------------   -------------  -------------

          Total assets                                    11,858            372           402          36,006          2,650

LIABILITIES:
      Mortality and expense risk charge payable                9              -             -              26              2
                                                    ------------  -------------  ------------   -------------  -------------

NET ASSETS                                          $     11,849  $         372  $        402   $      35,980  $       2,648
                                                    ============  =============  ============   =============  =============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $     10,642  $         N/A  $        N/A   $      32,287  $       2,416
      ACCUMULATION UNITS OUTSTANDING                          31            N/A           N/A              66             14
                                                    ------------  -------------  ------------   -------------  -------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $    345.628  $         N/A  $        N/A   $     487.329  $     168.804
                                                    ============  =============  ============   =============  =============

PREMIER VARIABLE UNIVERSAL LIFE

      NET ASSETS                                    $      1,207  $         372  $        402   $       3,693  $         232
                                                    ============  =============  ============   =============  =============

      ACCUMULATION UNITS OUTSTANDING                          96             25            29             186             22
                                                    ------------  -------------  ------------   -------------  -------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $     12.509  $      14.698  $     13.793   $      19.835  $      10.398
                                                    ============  =============  ============   =============  =============

  *  The redemption price per unit is the accumulation unit value.

                                      A-4
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1999

                                                                         SUB-ACCOUNTS
                                                    -------------------------------------------------------
                                                      FIDELITY                                    WANGER
(IN THOUSANDS, EXCEPT PER-SHARE AND                  INVESTMENT     FIDELITY       FIDELITY         US
PER-UNIT AMOUNTS)                                    GRADE BOND   MONEY MARKET     OVERSEAS     SMALL CAP
-----------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $        923  $       6,319  $      5,607  $      1,214
                                                    ============  =============  ============  ============
            SHARES OWNED                                      74          6,319           292            55
            NET ASSET VALUE PER SHARE               $      12.16  $        1.00  $      27.44  $      24.88
                                                    ------------  -------------  ------------  ------------

         Investments, at value                               903          6,319         8,014         1,358
      Dividends receivable                                     -             30             -             -
                                                    ------------  -------------  ------------  ------------

          Total assets                                       903          6,349         8,014         1,358

LIABILITIES:
      Mortality and expense risk charge payable                -              4             5             1
                                                    ------------  -------------  ------------  ------------

NET ASSETS                                          $        903  $       6,345  $      8,009  $      1,357
                                                    ============  =============  ============  ============

ENHANCED VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $        859  $       4,041  $      7,363  $        N/A
      ACCUMULATION UNITS OUTSTANDING                           6             30            28           N/A
                                                    ------------  -------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $    150.602  $     136.106  $    263.079  $        N/A
                                                    ============  =============  ============  ============

PREMIER VARIABLE UNIVERSAL LIFE

      NET ASSETS                                    $         44  $       2,303  $        646  $      1,357
                                                    ============  =============  ============  ============

      ACCUMULATION UNITS OUTSTANDING                           4            209            40           100
                                                    ------------  -------------  ------------  ------------

      ACCUMULATION UNIT VALUE *
      (Net assets divided by accumulation units
          outstanding)                              $     10.772  $      11.026  $     15.941  $     13.525
                                                    ============  =============  ============  ============

  *  The redemption price per unit is the accumulation unit value.

                                      A-5
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                            SAFECO                  SAFECO                  SAFECO
                                                            EQUITY                  GROWTH                NORTHWEST
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(IN THOUSANDS)                                         1999        1998        1999        1998        1999        1998
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $      436  $      267  $        -  $    1,007  $       45  $        -

   Mortality and expense risk charge                       (58)        (36)        (69)        (66)         (2)         (2)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   Net Income (loss)                                       378         231         (69)        941          43          (2)

   Net realized gain (loss) on investments                 300         274      (1,163)        (37)         10          (2)

   Net change in unrealized appreciation
      (depreciation)                                      (185)        317       1,495      (1,287)        120          12
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         493         822         263        (383)        173           8

UNIT TRANSACTIONS:
   Purchases                                             6,706       3,962       6,748       8,466         389         199
   Redemptions                                          (4,657)     (1,622)     (7,972)     (3,202)        (81)       (121)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                          2,049       2,340      (1,224)      5,264         308          78
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                               2,542       3,162        (961)      4,881         481          86

NET ASSETS AT BEGINNING OF YEAR                          5,669       2,507       9,669       4,788         258         172
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $    8,211  $    5,669  $    8,708  $    9,669  $      739  $      258
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                                                         SUB-ACCOUNTS
                                                    ----------------------
                                                            SAFECO
                                                             BOND
--------------------------------------------------  ----------------------
                                                    ----------------------
(IN THOUSANDS)                                         1999        1998
--------------------------------------------------
OPERATIONS:
   Dividend income                                  $       13  $       10
   Mortality and expense risk charge                        (2)         (2)
                                                    ----------  ----------
   Net Income (loss)                                        11           8
   Net realized gain (loss) on investments                 (17)         10
   Net change in unrealized appreciation
      (depreciation)                                        (4)         (4)
                                                    ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         (10)         14
UNIT TRANSACTIONS:
   Purchases                                             2,563          51
   Redemptions                                          (2,536)        (49)
                                                    ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                             27           2
                                                    ----------  ----------
TOTAL CHANGE IN NET ASSETS                                  17          16
NET ASSETS AT BEGINNING OF YEAR                            203         187
                                                    ----------  ----------
NET ASSETS AT END OF YEAR                           $      220  $      203
                                                    ==========  ==========

                                      A-6
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                            SAFECO                 AMERICAN                AMERICAN
                                                            SMALL                  CENTURY                 CENTURY
                                                           COMPANY                 BALANCED             INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(IN THOUSANDS)                                         1999        1998        1999        1998        1999        1998
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $       14  $        1  $        -  $        4

   Mortality and expense risk charge                        (1)         (3)         (1)          -          (7)         (2)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   Net Income (loss)                                        (1)         (3)         13           1          (7)          2

   Net realized gain (loss) on investments                 (81)        (60)         (1)         (1)        112         (11)

   Net change in unrealized appreciation
      (depreciation)                                        87         (83)         (2)          3         472          40
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS           5        (146)         10           3         577          31

UNIT TRANSACTIONS:
   Purchases                                                88         704          88          59       1,318         796
   Redemptions                                            (332)       (186)        (30)         (9)     (1,174)        (55)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                           (244)        518          58          50         144         741
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                (239)        372          68          53         721         772

NET ASSETS AT BEGINNING OF YEAR                            375           3          53           -         777           5
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $      136  $      375  $      121  $       53  $    1,498  $      777
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                                      A-7
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          LEXINGTON               LEXINGTON
                                                           NATURAL                 EMERGING                FIDELITY
                                                          RESOURCES                MARKETS                INDEX 500
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(IN THOUSANDS)                                         1999        1998        1999        1998        1999        1998
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        2  $       46  $        3  $       43  $      164  $      230

   Mortality and expense risk charge                        (3)         (7)         (6)         (5)       (102)        (65)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   Net Income (loss)                                        (1)         39          (3)         38          62         165

   Net realized gain (loss) on investments                 (44)       (121)        (36)       (114)        427         502

   Net change in unrealized appreciation
      (depreciation)                                        85        (109)        635        (103)      1,715       1,174
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS          40        (191)        596        (179)      2,204       1,841

UNIT TRANSACTIONS:
   Purchases                                               201         567         339         244       5,796       3,018
   Redemptions                                            (342)       (993)       (320)       (227)     (2,648)     (1,035)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                           (141)       (426)         19          17       3,148       1,984
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                (101)       (617)        615        (162)      5,352       3,825

NET ASSETS AT BEGINNING OF YEAR                            407       1,024         458         620       9,558       5,733
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $      306  $      407  $    1,073  $      458  $   14,910  $    9,558
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                                      A-8
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           FIDELITY                FIDELITY
                                                            ASSET                 ASSET MGR:               FIDELITY
                                                           MANAGER                  GROWTH                 BALANCED
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(IN THOUSANDS)                                         1999        1998        1999        1998        1999        1998
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $      802  $    1,214  $      115  $      185  $        3  $        -

   Mortality and expense risk charge                       (98)        (89)        (16)        (15)          -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   Net Income (loss)                                       704       1,125          99         170           3           -

   Net realized gain (loss) on investments                 176         303          54         146           -          (1)

   Net change in unrealized appreciation
      (depreciation)                                       182        (118)        103         (46)          1           3
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS       1,062       1,310         256         270           4           2

UNIT TRANSACTIONS:
   Purchases                                             2,178       1,688       1,365       1,017         158          42
   Redemptions                                          (2,506)     (1,788)     (1,358)     (1,006)        (22)         (4)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                           (328)       (100)          7          11         136          38
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                 734       1,210         263         281         140          40

NET ASSETS AT BEGINNING OF YEAR                         10,711       9,501       1,803       1,522          40           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $   11,445  $   10,711  $    2,066  $    1,803  $      180  $       40
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                                      A-9
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                   FIDELITY                FIDELITY
                                                           FIDELITY                EQUITY-                 GROWTH &
                                                          CONTRAFUND                INCOME                  INCOME
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(IN THOUSANDS)                                         1999        1998        1999        1998        1999        1998
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $      286  $      299  $      544  $      647  $        4  $        -

   Mortality and expense risk charge                       (69)        (51)       (107)        (96)         (2)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   Net Income (loss)                                       217         248         437         551           2           -

   Net realized gain (loss) on investments                 407         447         402         704          12           3

   Net change in unrealized appreciation
      (depreciation)                                     1,089         816        (239)       (189)         12          15
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS       1,713       1,511         600       1,066          26          18

UNIT TRANSACTIONS:
   Purchases                                             4,089       1,667       3,192       2,182         375         173
   Redemptions                                          (3,318)     (1,507)     (3,408)     (1,744)       (208)        (12)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                            771         160        (216)        438         167         161
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                               2,484       1,671         384       1,504         193         179

NET ASSETS AT BEGINNING OF YEAR                          6,956       5,285      11,465       9,961         179           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $    9,440  $    6,956  $   11,849  $   11,465  $      372  $      179
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                                      A-10
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           FIDELITY
                                                            GROWTH                 FIDELITY                FIDELITY
                                                        OPPORTUNITIES               GROWTH               HIGH INCOME
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(IN THOUSANDS)                                         1999        1998        1999        1998        1999        1998
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        6  $        -  $    2,926  $    2,486  $      212  $      233

   Mortality and expense risk charge                        (2)         (1)       (256)       (181)        (21)        (18)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   Net Income (loss)                                         4          (1)      2,670       2,305         191         215

   Net realized gain (loss) on investments                  11           -       1,641       1,049         (99)         (4)

   Net change in unrealized appreciation
      (depreciation)                                        (2)         23       5,050       3,547          67        (276)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS          13          22       9,361       6,901         159         (65)

UNIT TRANSACTIONS:
   Purchases                                               353         212       9,967       3,484       1,468         977
   Redemptions                                            (161)        (37)     (8,838)     (2,747)     (1,290)       (290)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                            192         175       1,129         737         178         687
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                 205         197      10,490       7,638         337         622

NET ASSETS AT BEGINNING OF YEAR                            197           -      25,490      17,852       2,311       1,689
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $      402  $      197  $   35,980  $   25,490  $    2,648  $    2,311
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                                      A-11
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           FIDELITY
                                                          INVESTMENT               FIDELITY                FIDELITY
                                                          GRADE BOND             MONEY MARKET              OVERSEAS
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
(IN THOUSANDS)                                         1999        1998        1999        1998        1999        1998
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $       53  $       46  $      309  $      194  $      226  $      402

   Mortality and expense risk charge                        (8)         (8)        (50)        (31)        (55)        (47)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   Net Income (loss)                                        45          38         259         163         171         355

   Net realized gain (loss) on investments                  (8)         50           -           -         185         205

   Net change in unrealized appreciation
      (depreciation)                                       (56)        (15)          -           -       1,974          23
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         (19)         73         259         163       2,330         583

UNIT TRANSACTIONS:
   Purchases                                               374         291      23,733      13,391       1,993         855
   Redemptions                                            (436)       (252)    (22,833)    (10,528)     (1,802)     (1,142)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                            (62)         39         900       2,863         191        (287)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                 (81)        112       1,159       3,026       2,521         296

NET ASSETS AT BEGINNING OF YEAR                            984         872       5,186       2,160       5,488       5,192
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR                           $      903  $      984  $    6,345  $    5,186  $    8,009  $    5,488
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                                                         SUB-ACCOUNTS
                                                    ----------------------
                                                            WANGER
                                                              US
                                                          SMALL CAP
--------------------------------------------------  ----------------------
                                                    ----------------------
(IN THOUSANDS)                                         1999        1998
--------------------------------------------------
OPERATIONS:
   Dividend income                                  $       50  $       19
   Mortality and expense risk charge                        (5)         (3)
                                                    ----------  ----------
   Net Income (loss)                                        45          16
   Net realized gain (loss) on investments                 (16)        (31)
   Net change in unrealized appreciation
      (depreciation)                                       150          (7)
                                                    ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         179         (22)
UNIT TRANSACTIONS:
   Purchases                                             1,206         868
   Redemptions                                            (555)       (322)
                                                    ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                            651         546
                                                    ----------  ----------
TOTAL CHANGE IN NET ASSETS                                 830         524
NET ASSETS AT BEGINNING OF YEAR                            527           3
                                                    ----------  ----------
NET ASSETS AT END OF YEAR                           $    1,357  $      527
                                                    ==========  ==========

                                      A-12
                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION

     SAFECO Separate Account SL (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO Life), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO Life variable life insurance products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO Life variable life insurance products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

         Sub-Accounts                                                       Underlying Portfolios
         -----------------------------------------------------------------------------------------------------------------
                                                                            SAFECO Resource Series Trust
         SAFECO RST Equity (SAFECO Equity)                                           Equity Portfolio
         SAFECO RST Growth (SAFECO Growth)                                           Growth Portfolio
         SAFECO RST Northwest (SAFECO Northwest)                                     Northwest Portfolio
         SAFECO RST Bond (SAFECO Bond)                                               Bond Portfolio
         SAFECO RST Small Company Stock (SAFECO Small Company)                       Small Company Stock Portfolio

                                                                            Lexington Natural Resources Trust
         Lexington Natural Resources                                                 Natural Resources Portfolio

                                                                            Lexington Emerging Markets Fund
         Lexington Emerging Markets                                                  Emerging Markets Portfolio

                                                                            American Century Variable Portfolios, Inc.
         American Century Balanced                                                   VP Balanced
         American Century International                                              VP International

                                                                            Wanger Advisors Trust
         Wanger US Small Cap                                                         US Small Cap Portfolio

                                                                            Variable Insurance Products Fund (VIP)
         Fidelity Equity-Income                                                      VIP Equity-Income Portfolio
         Fidelity Growth                                                             VIP Growth Portfolio
         Fidelity High Income                                                        VIP High Income Portfolio
         Fidelity Money Market                                                       VIP Money Market Portfolio
         Fidelity Overseas                                                           VIP Overseas Portfolio

                                                                            Variable Insurance Products Fund II (VIP II)
         Fidelity Index 500                                                          VIP II Index 500 Portfolio
                                                                                     VIP II Asset Manager: Growth
         Fidelity Asset Manager: Growth (Fidelity Asset Mgr: Growth)                 Portfolio
         Fidelity Asset Manager                                                      VIP II Asset Manager Portfolio
         Fidelity Contrafund                                                         VIP II Contrafund Portfolio
         Fidelity Investment Grade Bond                                              VIP II Investment Bond Portfolio

                                                                            Variable Insurance Products Fund III (VIP III)
         Fidelity Balanced                                                           VIP III Balanced Portfolio
         Fidelity Growth & Income                                                    VIP III Growth & Income Portfolio
                                                                                     VIP III Growth Opportunities
         Fidelity Growth Opportunities                                               Portfolio

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio.

     SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Effective January 1, 1999, realized gains and losses on security transactions are determined using the average cost method. Prior to 1999, the First-In First-Out cost methond was used. This change in accounting method has no net impact on the results of operations or on net assets.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.     EXPENSES

     SAFECO Life assumes mortality and expense risks related to the operations of the Separate Account. SAFECO Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the Enhanced Variable Universal Life Product is, on an annual basis, equal to a rate of 0.90% of the average daily net assets of the product. The daily charge for the PREMIER Variable Accumulation Life product is, on an annual basis, equal to 0.70% of the average daily net assets of the product.

     There may be fees deducted by SAFECO Life from a contractholder's account and not directly from the Separate Account. These fees may vary by product.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

4.     INVESTMENT TRANSACTIONS

     Purchase and sales activity in underlying portfolio shares for the year ending December 31, 1999 was as follows:

                                                                  (IN THOUSANDS)
         SUB-ACCOUNT                                         PURCHASES        SALES
         ----------------------------------------------------------------------------
             SAFECO Equity                                    $ 5,410        $ 4,267
             SAFECO Growth                                      4,465          5,941
             SAFECO Northwest                                     358             56
             SAFECO Bond                                        2,583          2,541
             SAFECO Small Company                                 125            371
             American Century Balanced                            100             27
             American Century International                       877            741
             Lexington Natural Resources                          164            269
             Lexington Emerging Markets                           176            225
             Fidelity Index 500                                 3,970          1,610
             Fidelity Asset Manager                             1,288          1,548
             Fidelity Asset Manager: Growth                       919            784
             Fidelity Balanced                                    162             24
             Fidelity Contrafund                                2,091          1,520
             Fidelity Equity-Income                             2,113          2,052
             Fidelity Growth & Income                             387            217
             Fidelity Growth Opportunities                        402            206
             Fidelity Growth                                    5,924          4,901
             Fidelity High Income                                 710            415
             Fidelity Investment Grade Bond                       198            183
             Fidelity Money Market                             17,020         14,300
             Fidelity Overseas                                  1,066            978
             Wanger US Small Cap                                1,185            489

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

5.     HISTORICAL ACCUMULATION UNIT VALUES

     The following are unit values attributable to unitholders as of the date indicated:

                                                                            DECEMBER 31
                                                        ----------------------------------------------------
         ENHANCED ACCUMULATION LIFE SUB-ACCOUNTS:         1999       1998       1997       1996       1995
         ---------------------------------------------------------------------------------------------------
             SAFECO RST Equity #                        $195.416   $180.395   $145.745   $117.794   $      -
             SAFECO RST Growth #                         174.410    166.591    165.079    115.231          -
             SAFECO RST Northwest #                      201.394    131.402    128.860     99.237          -
             SAFECO RST Bond #                           111.052    116.708    108.135    100.648          -
             Lexington Natural Resources #               110.109     97.384    122.254    115.129          -
             Lexington Emerging Markets #                133.217     59.164     82.854     94.523          -
             Fidelity VIP II Index 500                   347.896    291.281    229.037    174.160    143.089
             Fidelity VIP II Asset Manager               253.966    230.667    202.303    169.192    148.977
             Fidelity VIP II Asset Manager: Growth       226.400    198.197    170.101    137.235    115.467
             Fidelity VIP II Contrafund                  280.289    227.549    176.648    143.581    119.439
             Fidelity VIP Equity-Income                  345.628    327.998    296.489    233.528    206.203
             Fidelity VIP Growth                         487.329    357.747    258.785    211.469    186.039
             Fidelity VIP High Income                    168.804    157.485    166.098    142.436    126.046
             Fidelity VIP II Investment Grade Bond       150.602    153.575    142.369    131.721    128.816
             Fidelity VIP Money Market                   136.106    130.583    124.936    119.360    114.270
             Fidelity VIP Overseas                       263.079    186.091    166.539    150.638    134.264

     # Unit value on the inception date (April 30, 1996) of the Lexington and SAFECO divisions was $100.00.

                                                                 DECEMBER 31
                                                        ------------------------------
         PREMIER ACCUMULATION LIFE SUB-ACCOUNTS:          1999       1998       1997
         ---------------------------------------------------------------------------------------
             SAFECO RST Equity*                         $14.329    $13.200    $10.643
             SAFECO RST Growth*                          11.341     10.812     10.693
             SAFECO RST Northwest*                       16.483     10.733     10.504
             SAFECO RST Bond*                            10.464     10.975     10.134
             SAFECO RST Small Company Stock*              9.136      7.973     10.031
             American Century VP Balanced*               12.874     11.779     10.236
             American Century VP International*          19.997     12.273     10.406
             Lexington Natural Resources*                 8.417      7.429      9.316
             Lexington Emerging Markets*                 15.854      7.002      9.820
             Fidelity VIP II Index 500*                  16.423     13.719     10.764
             Fidelity VIP II Asset Manager*              13.173     11.936     10.443
             Fidelity VIP II Asset Manager: Growth*      14.101     12.317     10.554
             Fidelity VIP III Balanced*                  12.827     12.355     10.512
             Fidelity VIP II Contrafund*                 16.359     13.257     10.274
             Fidelity VIP Equity-Income*                 12.509     11.845     10.688
             Fidelity VIP III Growth & Income*           14.698     13.555     10.494
             Fidelity VIP III Growth Opportunities*      13.793     13.320     10.765
             Fidelity VIP Growth*                        19.835     14.531     10.474
             Fidelity VIP High Income*                   10.398      9.681     10.191
             Fidelity VIP II Investment Grade Bond*      10.772     10.963     10.129
             Fidelity VIP Money Market*                  11.026     10.560     10.083
             Fidelity VIP Overseas*                      15.941     11.253     10.049
             Wanger U.S. Small Cap*                      13.525     10.889     10.089

     * Unit value on the inception date (October 31, 1997) of all PREMIER Accumulation Life divisions was $10.00.

SAFECO Life Separate Account SL
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Life Separate Account SL

We have audited the accompanying statements of assets and liabilities of SAFECO Separate Account SL (comprising SAFECO RST Equity, SAFECO RST Growth, SAFECO RST Northwest, SAFECO RST Bond, SAFECO RST Small Company Stock, American Century Balanced, American Century International, Lexington Natural Resources, Lexington Emerging Markets, Fidelity Index 500, Fidelity Asset Manager, Fidelity Asset Manager Growth, Fidelity Balanced, Fidelity Contrafund, Fidelity Equity-Income, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity Growth, Fidelity High Income, Fidelity Investment Grade Bond, Fidelity Money Market, Fidelity Overseas, and Wanger U.S. Small Cap Advisor sub accounts) as of December 31, 1999, and the related statements of operations and changes in net assets, and the historical accumulation unit values for each of the periods indicated therein. These financial statements and the historical accumulation unit values are the responsibility of the SAFECO Life Separate Account SL's management. Our responsibility is to express an opinion on these financial statements and historical accumulation unit values based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and historical accumulation unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the historical accumulation unit values. Our procedures included confirmation of portfolio shares owned as of December 31, 1999, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and historical accumulation unit values referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts of SAFECO Life Separate Account SL at December 31, 1999, the results of their operations, the changes in their net assets, and their historical accumulation unit values for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                                             /s/ Ernst & Young LLP
Seattle, Washington
February 22, 2000

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

      YEAR 2000 READINESS (UNAUDITED)

     All Year 2000 readiness work was completed prior to December 31, 1999. The Sub-Accounts have experienced no disruption in their operations or service levels, and do not expect to incur any future disruptions or expense in connection with the Year 2000 issue.

                    Audited Consolidated Financial Statements


                          SAFECO LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                  YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
                       WITH REPORT OF INDEPENDENT AUDITORS

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS


                                TABLE OF CONTENTS


                                                                               PAGE
Report of Independent Auditors.................................................. 1

Consolidated Financial Statements

     Consolidated Balance Sheets................................................ 2

     Statements of Consolidated Income.......................................... 4

     Consolidated Statements of Changes in Shareholder's Equity................. 5

     Statements of Consolidated Comprehensive Income (Loss)..................... 5

     Statements of Consolidated Cash Flows...................................... 6

     Notes to Consolidated Financial Statements................................. 8

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheets of SAFECO Life Insurance Company and subsidiaries (the Company) as of December 31, 1999 and 1998, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


Seattle, Washington                                        /s/ Ernst & Young LLP
February 11, 2000

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
(In Thousands Except Share Amounts)

                                                                                         December 31
                                                                                         -----------
                                                                                  1999                1998
                                                                             ----------------     -------------
ASSETS

Investments:
   Fixed Maturities Available-for-Sale, at Market Value
     (Amortized Cost: $10,634,736; $9,718,627) .............................$     10,322,572     $  10,281,711
   Fixed Maturities Held-to-Maturity, at Amortized Cost
     (Market Value: $2,772,099; $3,259,194) ................................       2,733,290         2,720,883
   Marketable Equity Securities, at Market Value
     (Cost: $10,572; $14,665) ..............................................          15,205            18,737
   First Mortgage Loans on Real Estate:
     Nonaffiliates (At cost, less allowance for losses:  $10,781; $11,173) .         746,232           503,734
     Affiliates ............................................................          74,583           160,693
   Real Estate .............................................................           3,829             2,942
   Policy Loans ............................................................          64,478            62,359
   Short-Term Investments (At cost which approximates market) ..............         378,656            54,164
   Other Invested Assets ...................................................             259             5,211
                                                                             ----------------     -------------
      Total Investments ....................................................      14,339,104        13,810,434
Cash .......................................................................          20,969             8,321
Accrued Investment Income ..................................................         210,207           190,887
Accounts and Notes Receivable (At cost, less allowance for doubtful
   accounts: $168; $107) ...................................................          84,923           110,850
Reinsurance Recoverables ...................................................          37,762            32,354
Deferred Policy Acquisition Costs (Net of valuation allowance:
   $225; $45,108) ..........................................................         265,830           213,022
Present Value of Future Profits ............................................          11,741            12,362
Other Assets ...............................................................          70,351            61,510
Current Income Taxes Recoverable ...........................................              --            17,169
Deferred Income Taxes Recoverable (Includes tax benefit on
   unrealized depreciation of investment securities:  $107,714) ............         106,453                --
Assets Held in Separate Accounts ...........................................       1,403,248         1,201,135
                                                                             ----------------     -------------
   Total Assets ............................................................$     16,550,588     $  15,658,044
                                                                             ----------------     -------------
                                                                             ----------------     -------------


                 See Notes to Consolidated Financial Statements

                                                                                         December 31
                                                                                         -----------
                                                                                   1999               1998
                                                                             ----------------     -------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
   Policy and Contract Liabilities:
     Future Policy Benefits ................................................$        164,475     $     158,949
     Policy and Contract Claims ............................................          34,355            38,391
     Premiums Paid in Advance ..............................................           8,054             8,161
     Funds Held Under Deposit Contracts ....................................      13,402,480        12,364,937
     Other Policyholders' Funds ............................................         362,565            61,029
                                                                             ----------------     -------------
       Total Policy and Contract Liabilities ...............................      13,971,929        12,631,467
   Other Liabilities .......................................................         130,623           149,684
   Federal Income Taxes:
     Current ...............................................................          11,678                --
     Deferred (Includes tax on unrealized appreciation of
      investment securities: $182,717) .....................................              --           199,744
   Liabilities Related to Separate Accounts ................................       1,403,248         1,201,135
                                                                             ----------------     -------------
      Total Liabilities ....................................................      15,517,478        14,182,030
                                                                             ----------------     -------------
Commitments and Contingencies

Shareholder's Equity:
   Common Stock, $250 Par Value;
     20,000 Shares Authorized, Issued and Outstanding ......................           5,000             5,000
   Additional Paid-In Capital ..............................................          85,000            85,000
   Retained Earnings .......................................................       1,143,041         1,046,572
   Accumulated Other Comprehensive Income (Loss) ...........................        (199,931)          339,442
                                                                             ----------------     -------------
      Total Shareholder's Equity ...........................................       1,033,110         1,476,014
                                                                             ----------------     -------------

         Total Liabilities and Shareholder's Equity.........................$     16,550,588     $  15,658,044
                                                                             ----------------     -------------
                                                                             ----------------     -------------


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED INCOME
(In Thousands)

                                                                                           Year Ended December 31
                                                                                           ----------------------
                                                                                   1999               1998           1997
                                                                             ----------------     -------------  -------------
Revenues:
   Premiums ................................................................$        256,742     $     254,410  $     240,595
   Investment Income:
     Interest on Fixed Maturities ..........................................         994,603           925,827        830,837
     Interest on Mortgage Loans ............................................          62,090            56,313         56,232
     Interest on Short-Term Investments ....................................           3,827             4,898          3,419
     Dividends from Marketable Equity Securities ...........................             416               693          1,044
     Dividends from Redeemable Preferred Stock .............................          17,990            17,088         16,026
     Other Investment Income ...............................................           9,617             4,446          3,843
                                                                             ----------------     -------------  -------------
        Total ..............................................................       1,088,543         1,009,265        911,401
     Less Investment Expenses ..............................................           4,177             3,804          3,485
                                                                             ----------------     -------------  -------------
   Net Investment Income ...................................................       1,084,366         1,005,461        907,916
                                                                             ----------------     -------------  -------------
   Other Revenue ...........................................................          36,185            28,069         21,751
   Realized Investment Gain (Loss) .........................................          (4,683)           13,612          6,807
                                                                             ----------------     -------------  -------------
        Total ..............................................................       1,372,610         1,301,552      1,177,069
                                                                             ----------------     -------------  -------------
Benefits and Expenses:
   Policy Benefits .........................................................       1,025,233           994,081        844,926
   Commissions .............................................................          75,555            95,250         93,681
   Personnel Costs .........................................................          59,781            53,814         48,503
   Taxes Other Than Payroll and Income Taxes ...............................          22,797            12,980         11,817
   Other Operating Expenses ................................................          47,074            54,815         46,639
   Amortization of Deferred Policy Acquisition Costs .......................          34,030            39,076         36,946
   Write-off of Deferred Policy Acquisition Costs
     and Other Write-offs ..................................................          12,993            46,800             --
   Deferral of Policy Acquisition Costs ....................................         (52,998)          (65,944)       (53,068)
   Amortization of Present Value of Future Profits .........................             803             3,790             --
                                                                             ----------------     -------------  -------------
        Total ..............................................................       1,225,268         1,234,662      1,029,444
                                                                             ----------------     -------------  -------------

Income before Federal Income Taxes .........................................         147,342            66,890        147,625
                                                                             ----------------     -------------  -------------

Provision (Benefit) for Federal Income Taxes:
   Current .................................................................          66,639            24,725         54,705
   Deferred ................................................................         (15,766)           (1,359)        (4,689)
                                                                             ----------------     -------------  -------------
        Total ..............................................................          50,873            23,366         50,016
                                                                             ----------------     -------------  -------------

Net Income .................................................................$         96,469     $      43,524  $      97,609
                                                                             ----------------     -------------  -------------
                                                                             ----------------     -------------  -------------


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
(In Thousands)


                                                                                            Year Ended December 31
                                                                                            ----------------------
                                                                                  1999                1998           1997
                                                                             ----------------     -------------  -------------
Common Stock ...............................................................$          5,000     $       5,000  $       5,000
                                                                             ----------------     -------------  -------------

Additional Paid-In Capital .................................................          85,000            85,000         85,000
                                                                             ----------------     -------------  -------------

Retained Earnings:
     Balance at the Beginning of Year ......................................       1,046,572         1,093,048      1,011,439
     Net Income ............................................................          96,469            43,524         97,609
     Dividends to Parent ...................................................              --           (90,000)       (16,000)
                                                                             ----------------     -------------  -------------
     Balance at the End of Year ............................................       1,143,041         1,046,572      1,093,048
                                                                             ----------------     -------------  -------------
Accumulated Other Comprehensive Income (Loss):
   Unrealized Appreciation (Depreciation) of Investment
     Securities, Net of Tax:
      Balance at the Beginning of Year .....................................         339,442           305,517        160,045
      Change in Unrealized Appreciation (Depreciation),
        Net of Deferred Policy Acquisition Costs Valuation
        Allowance ..........................................................        (539,373)           33,925        145,472
                                                                             ----------------     -------------  -------------
      Balance at the End of Year ...........................................        (199,931)          339,442        305,517
                                                                             ----------------     -------------  -------------

         Shareholder's Equity ..............................................$      1,033,110     $   1,476,014  $   1,488,565
                                                                             ----------------     -------------  -------------
                                                                             ----------------     -------------  -------------


STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS)
(In Thousands)


                                                                                            Year Ended December 31
                                                                                            ----------------------
                                                                                  1999                1998           1997
                                                                             ----------------     -------------  -------------
Net Income .................................................................$         96,469     $      43,524  $      97,609
                                                                             ----------------     -------------  -------------
Other Comprehensive Income (Loss), Net of Tax:
     Unrealized Appreciation (Depreciation) of Investment
      Securities Arising During the Year (Net of tax:
      $(289,865); $21,842; $81,029) ........................................        (538,321)           40,563        150,482

     Less:  Reclassification Adjustment for Realized Gains
      Included in Net Income (Net of tax: $566; $3,574;
      $2,697) ..............................................................          (1,052)           (6,638)        (5,010)
                                                                             ----------------     -------------  -------------
     Other Comprehensive Income (Loss) .....................................        (539,373)           33,925        145,472
                                                                             ----------------     -------------  -------------

Comprehensive Income (Loss) ................................................$       (442,904)    $      77,449  $     243,081
                                                                             ----------------     -------------  -------------
                                                                             ----------------     -------------  -------------


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED CASH FLOWS
(In Thousands)


                                                                                            Year Ended December 31
                                                                                            ----------------------
                                                                                  1999                1998           1997
                                                                             ----------------     -------------  -------------
OPERATING ACTIVITIES:
   Insurance Premiums Received ...........................................  $        218,429     $     224,293  $     216,089
   Dividends and Interest Received .......................................           980,630           919,236        819,433
   Other Operating Receipts ..............................................            35,972            27,498         19,299
   Insurance Claims and Policy Benefits Paid .............................          (382,039)         (402,118)      (353,227)
   Underwriting, Acquisition and Insurance
     Operating Costs Paid ................................................          (194,743)         (221,294)      (202,077)
   Income Taxes Paid .....................................................           (37,791)          (61,086)       (36,140)
                                                                             ----------------     -------------  -------------
        Net Cash Provided by Operating Activities ........................           620,458           486,529        463,377
                                                                             ----------------     -------------  -------------
INVESTING ACTIVITIES:
   Purchases of:
     Fixed Maturities Available-for-Sale .................................        (2,496,571)       (2,117,938)    (1,891,778)
     Fixed Maturities Held-to-Maturity  ..................................              (901)           (1,691)      (199,589)
     Purchase of Subsidiary, Net of Cash Acquired ........................            (2,000)               --        116,122
     Other Investments ...................................................              (493)           (7,345)        (5,788)
     Policy and Nonaffiliated Mortgage Loans .............................          (251,144)         (103,602)       (96,019)
     Affiliated Mortgage Loans ...........................................                --                --        (40,000)
     Options and Futures .................................................          (159,369)         (168,554)       (13,977)
   Maturities of Fixed Maturities Available-for-Sale .....................           914,839           732,377        435,788
   Maturities of Fixed Maturities Held-to-Maturity .......................            13,336             7,280          8,907
   Sales of:
     Fixed Maturities Available-for-Sale .................................           683,225           643,539        869,091
     Fixed Maturities Held-to-Maturity ...................................             6,296            18,235             --
     Other Investments ...................................................             6,203             7,522         13,824
     Policy and Nonaffiliated Mortgage Loans .............................            98,366            65,797         61,159
     Affiliated Mortgage Loans ...........................................             2,024            14,491          5,560
     Options and Futures .................................................           179,503           141,302             --
   Net (Increase) Decrease in Short-Term Investments .....................          (323,152)            2,013         11,519
   Other .................................................................           (12,081)           (1,163)       (36,164)
                                                                             ----------------     -------------  -------------
        Net Cash Used in Investing Activities ............................        (1,341,919)         (767,737)      (761,345)
                                                                             ----------------     -------------  -------------
FINANCING ACTIVITIES:
   Funds Received Under Deposit Contracts ................................         1,809,340         1,198,147      1,392,517
   Return of Funds Held Under Deposit Contracts ..........................        (1,050,947)       (1,091,965)      (861,221)
   Dividends to Parent ...................................................                --           (94,000)       (13,000)
   Net Proceeds from (Repayment of) Short-Term Borrowings ................           (24,284)           32,835          5,048
                                                                             ----------------     -------------  -------------
        Net Cash Provided by Financing Activities                                    734,109            45,017        523,344
                                                                             ----------------     -------------  -------------

Net Increase (Decrease) in Cash ..........................................            12,648          (236,191)       225,376
Cash at Beginning of Year ................................................             8,321           244,512         19,136
                                                                            ----------------     -------------  -------------
Cash at End of Year                                                         $         20,969     $       8,321  $     244,512
                                                                             ----------------     -------------  -------------
                                                                             ----------------     -------------  -------------


For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED CASH FLOWS -
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES
(In Thousands)


                                                                    Year Ended December 31
                                                                1999        1998       1997
                                                             ----------  ---------  ----------
Net Income ...............................................  $  96,469   $  43,524  $   97,609
                                                             ----------  ---------  ----------
Adjustments to Reconcile Net Income to
   Net Cash Provided by Operating Activities:
     Realized Investment (Gain) Loss .....................      4,683     (13,612)     (6,807)
     Amortization of Fixed Maturity Investments ..........    (37,141)    (26,774)    (24,929)
     Deferred Federal Income Tax Benefit .................    (15,766)     (1,359)     (4,689)
     Interest Expense on Deposit Contracts ...............    628,392     633,437     501,230
     Mortality and Expense Charges and Administrative Fees    (38,825)    (29,753)    (27,379)
     Other ...............................................        265       5,535      (7,877)

     Changes in:
      Future Policy Benefits .............................      5,526       7,274       1,855
      Policy and Contract Claims .........................     (4,036)        703       2,830
      Premiums Paid in Advance ...........................       (107)       (984)        299
      Deferred Policy Acquisition Costs ..................     (7,925)     17,062     (15,688)
      Accrued Investment Income ..........................    (19,320)     (9,130)    (11,451)
      Accrued Interest on Accrual Bonds ..................    (45,311)    (50,440)    (48,354)
      Other Receivables ..................................      4,164      (9,979)     (5,467)
      Current Federal Income Taxes .......................     28,847     (36,361)     18,565
      Other Assets and Liabilities .......................     25,027     (42,225)     (2,350)
      Other Policyholders' Funds .........................     (4,484)       (389)     (4,020)
                                                             ----------  ---------  ----------

        Total Adjustments ................................    523,989     443,005     365,768
                                                             ----------  ---------  ----------

Net Cash Provided by Operating Activities ................  $  620,458 $  486,529  $  463,377
                                                             ----------  ---------  ----------
                                                             ----------  ---------  ----------


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company and its subsidiaries offer individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries engage primarily in insurance and financial service businesses. The Company owns five subsidiaries, SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, Empire Life Insurance Company, D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc.

     In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc., both of which are Delaware corporations doing business as insurance services providers. The Company acquired WM Life Insurance Company and Empire Life Insurance Company in December 1997. WM Life Insurance Company was merged into the Company on July 1, 1998.

     BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include amounts based on the best estimates and judgments of management. The financial statements include the Company and its subsidiaries.

     All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 1999 classifications.

     ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

     INVESTMENTS. Fixed maturity investments (i.e., bonds and redeemable preferred stocks) that the Company has the intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

     All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes.

     When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statements of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

     The cost of security investments sold is determined by the "identified cost" method.

     Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

     REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

     Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statements of Consolidated Income.

     DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

     Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. In 1999, a $13 million write-off of deferred acquisition costs was charged to current operations. This charge was related to the equity-indexed annuity product. In 1998, a $46.8 million write-off of deferred acquisition costs was charged to current operations. This charge was primarily tied to two blocks of annuity business, the equity-indexed product and a declared rate fixed annuity product, and to the universal life business, all of which had been adversely affected by market conditions. Approximately $28 million of the write-off was related to the equity-indexed annuity product. The cost of the options purchased to fund the obligation under these contracts increased significantly, adversely affecting the projected recoverability of deferred acquisition costs. There were no significant adjustments made in 1997.

     Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

     PRESENT VALUE OF FUTURE PROFITS. The present value of future profits represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the present value of future profits is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the present value of future profits is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(182) and $626 for the years ended December 31, 1999, and 1998, respectively. The present value of future profits is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 1999 or 1998. Present value of future profits is amortized using a model approach that results in volatile amortization patterns. Our best estimate is that, over the next five years, four to seven percent of the balance will be amortized each year.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

     OTHER ASSETS. Call options on the S&P 500 index are purchased by the Company to hedge the growth in interest credited on equity indexed annuities sold. Premiums paid to purchase these call options are capitalized and included in other assets. Call options are recorded at market value with unrealized gains and losses recorded in income. Realized gains and losses on these instruments are recognized upon termination.

     In December 1997, the Company acquired Washington Mutual, Inc.'s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company, and Washington Mutual, Inc. agreed to distribute the Company's annuity products through the Washington Mutual, Inc. multistate banking network. The portion of this transaction relating to the distribution agreement was valued at $35,000 and is being amortized on a straight-line basis over 15 years. The unamortized balance of $30,333 is included in other assets.

     FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 4.5% to 8.75%.

     Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.0% graded to 3.25%.

     POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

     SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Accounts are not reflected in the Statements of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

     FEDERAL INCOME TAXES. The Company and its subsidiaries, except for Empire Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

     NEW ACCOUNTING STANDARD. The Financial Accounting Standards Board (FASB) issued Statement 133, "Accounting for Derivative Instruments and Hedging Activities," in June 1998. The FASB also issued Statement 137 in June 1999, which deferred the effective date of Statement 133 to fiscal years beginning after June 15, 2000. The Company will adopt Statement 133 no later than the first quarter of 2001. Statement 133 amends or supersedes several previous FASB statements and requires recognizing all derivatives as either assets or liabilities in the statement of financial position and measuring those instruments at fair value. The impact of Statement 133 is currently being studied. Because of continuing emerging implementation guidelines from the FASB, the effect of Statement 133 on the financial statements has not yet been determined.


2.   ACQUISITIONS AND AGREEMENTS

     In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc. for $2,000. The acquisition has been treated as a purchase for accounting purposes. The transaction was financed through internal sources. As part of the agreement, the Company also agreed to pay $11,941 and assume $20,309 in net liabilities for the right to reinsure the policies of Medical Risk Solutions, a division of ING North America Insurance Corporation, until the policy anniversary date. At the anniversary date, the Company will offer its policy as a replacement. The $32,250 total price was capitalized in other assets and will be amortized beginning January 1, 2000, over 15 years.

     In December 1999, the Company entered into an asset acquisition agreement with Sound Benefits Administrators of Wisconsin, Inc., a third party administrator. The agreement allows for the purchase of various assets including, intellectual property, owned personal property, contract rights, accounts receivable and the books and records used in the business. The purchase price is based on the Company's profits from the Select Benefits product and will be adjusted at various dates based on results. The initial payment of $3,800, less the amount attributable to the personal property, will be amortized over 5 years. The value of the personal property is yet to be determined.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


3.   INVESTMENTS

     A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1999 follows:

                                                                          Gross         Gross           Net          Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized       Market
                                                            Cost          Gains         Losses       Gain (Loss)      Value
                                                       -------------   ------------  -------------   -----------   -------------
      United States government and
   government agencies and authorities ..............  $    555,847    $    25,921   $    (8,065)     $   17,856   $    573,703
States, municipalities and political subdivisions ...       132,977          7,336        (3,969)          3,367        136,344
Foreign governments .................................        90,852          2,826          (591)          2,235         93,087
Public utilities ....................................     1,413,426         10,474       (45,092)        (34,618)     1,378,808
All other corporate bonds ...........................     5,528,543         35,946      (293,473)       (257,527)     5,271,016
Mortgage-backed securities ..........................     2,913,091         31,406       (74,883)        (43,477)     2,869,614
                                                       -------------   ------------  -------------   ------------ -------------
Total fixed maturities classified as
   available-for-sale ...............................    10,634,736        113,909      (426,073)       (312,164)    10,322,572
Marketable equity securities ........................        10,572          4,672           (39)          4,633         15,205
                                                       -------------   ------------  -------------   ------------ -------------
Total investment securities classified as
   available-for-sale ...............................  $ 10,645,308    $   118,581   $  (426,112)       (307,531)  $ 10,337,777
                                                       -------------   ------------  -------------                -------------
                                                       -------------   ------------  -------------                -------------
Deferred policy acquisition costs valuation allowance ............................................          (225)
      Applicable federal income tax ..............................................................       107,825
                                                                                                     ------------
      Unrealized depreciation of investment securities,
         net of tax, included in shareholder's equity (accumulated other comprehensive
         income (loss)) .........................................................................    $  (199,931)
                                                                                                     ------------
                                                                                                     ------------

     A summary of fixed maturities classified as held-to-maturity at December 31, 1999 follows:

                                                                             Gross        Gross          Net         Estimated
                                                               Amortized   Unrealized   Unrealized    Unrealized      Market
                                                                 Cost         Gains       Losses      Gain (Loss)     Value
                                                             ------------  -----------  -----------   -----------  ------------
      United States government and
         government agencies and authorities ..........     $    282,465  $    27,580  $      (743)  $    26,837  $    309,302
      States, municipalities and political subdivisions          140,269        1,684       (6,000)       (4,316)      135,953
      Foreign governments .............................          150,268       19,040           --        19,040       169,308
      Public utilities ................................          415,715       17,957      (13,731)        4,226       419,941
      All other corporate bonds .......................        1,424,007       43,903      (55,647)      (11,744)    1,412,263
      Mortgage-backed securities ......................          320,566       10,961       (6,195)        4,766       325,332
                                                             ------------  -----------  -----------   -----------  ------------
      Total fixed maturities classified as
         held-to-maturity .............................     $  2,733,290  $   121,125      (82,316)  $    38,809  $  2,772,099
                                                             ------------  -----------  -----------   -----------  ------------
                                                             ------------  -----------  -----------   -----------  ------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)


     A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1998 follows:


                                                                      Gross         Gross         Net         Estimated
                                                       Amortized   Unrealized     Unrealized   Unrealized       Market
                                                         Cost         Gains         Losses        Gain          Value
                                                      -----------  -----------    ----------    ----------    ----------
      United States government and
      government agencies and authorities .......... $    592,137 $     85,453  $        (6)   $    85,447   $   677,584
   States, municipalities and political subdivisions      126,136       16,784       (3,191)        13,593       139,729
   Foreign governments .............................      101,106        9,730           --          9,730       110,836
   Public utilities ................................    1,509,636      113,446       (1,957)       111,489     1,621,125
   All other corporate bonds .......................    4,504,120      225,765      (21,633)       204,132     4,708,252
   Mortgage-backed securities ......................    2,885,492      142,633       (3,940)       138,693     3,024,185
                                                      -----------  -----------    ----------    ----------    ----------
   Total fixed maturities classified as
      available-for-sale ...........................    9,718,627      593,811      (30,727)       563,084    10,281,711
   Marketable equity securities ....................       14,665        4,166          (94)         4,072        18,737
                                                      -----------  -----------    ----------    ----------    ----------
   Total investment securities classified as
      available-for-sale ...........................    9,733,292 $    597,977      (30,821)       567,156   $10,300,448
                                                      -----------  -----------    ----------                  ----------
                                                      -----------  -----------    ----------                  ----------
      Deferred policy acquisition costs valuation allowance ................................       (45,108)
      Applicable federal income tax ........................................................      (182,606)
                                                                                                ----------
      Unrealized appreciation of investment securities,
         net of tax, included in shareholder's equity (accumulated other
         comprehensive income) .............................................................   $   339,442
                                                                                                ----------
                                                                                                ----------


     A summary of fixed maturities classified as held-to-maturity at December 31, 1998 follows:


                                                                            Gross       Gross         Net       Estimated
                                                               Amortized  Unrealized  Unrealized   Unrealized    Market
                                                                 Cost       Gains       Losses        Gain       Value
                                                              ----------  ----------  ----------   ----------  ----------
          United States government and
             government agencies and authorities ..........  $  272,104  $  102,409  $       --   $  102,409  $  374,513
          States, municipalities and political subdivisions     127,180      26,403          --       26,403     153,583
          Foreign governments .............................     149,558      48,523          --       48,523     198,081
          Public utilities ................................     416,495      81,036        (239)      80,797     497,292
          All other corporate bonds .......................   1,447,436     243,657      (4,159)     239,498   1,686,934
          Mortgage-backed securities ......................     308,110      40,682          (1)      40,681     348,791
                                                              ----------  ----------  ----------   ----------  ----------
          Total fixed maturities classified as
             held-to-maturity .............................  $2,720,883  $  542,710  $   (4,399)  $  538,311  $3,259,194
                                                              ----------  ----------  ----------   ----------  ----------
                                                              ----------  ----------  ----------   ----------  ----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

     The amortized cost and estimated market value of fixed maturities at December 31, 1999, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                Available-for-Sale            Held-to-Maturity
                                                                            ---------------------------  ---------------------------
                                                                                            Estimated                   Estimated
                                                                             Amortized       Market        Amortized      Market
                                                                               Cost           Value          Cost          Value
                                                                            -------------  ------------  -------------  ------------
      Due in one year or less ........................................   $      341,063   $     343,174  $          --  $         --
      Due after one year through five years ..........................        2,581,703       2,554,963              3             3
      Due after five years through ten years .........................        1,206,699       1,163,379         54,473        57,617
      Due after ten years ............................................        3,592,180       3,391,442      2,358,248     2,389,147
      Mortgage-backed securities .....................................        2,913,091       2,869,614        320,566       325,332
                                                                            -------------  ------------  -------------  ------------
           Total ....................................................    $   10,634,736   $  10,322,572  $   2,733,290  $  2,772,099
                                                                            -------------  ------------  -------------  ------------
                                                                            -------------  ------------  -------------  ------------



     At December 31, 1999 and 1998, the Company held below investment grade fixed maturities of $559 million and $438 million at amortized cost, respectively. The respective market values of these investments were approximately $515 million and $444 million. These holdings amounted to 3.9% and 3.3% of the Company's investments in fixed maturities at market value at December 31, 1999 and 1998, respectively.

     Certain fixed maturity securities with an amortized cost of $7,644 and $7,596 at December 31, 1999 and 1998, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

     At December 31, 1999 and 1998, mortgage loans constituted approximately 5.0% and 4.2% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 34% of the total in California. Individual loans generally do not exceed $10 million.

     The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1999 is less than one percent of the total of such investments.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

      The proceeds from sales of investment securities and related gains and losses for 1999 are as follows:


                                                                        Year Ended December 31, 1999
                                                           -------------------------------------------------------
                                                             Fixed Maturities  Fixed Maturities    Marketable
                                                           Available-for-Sale Held-to-Maturity  Equity Securiities
                                                           ------------------ ---------------- -------------------
Proceeds from sales .......................................  $     683,225   $       6,296   $       5,534
                                                              ------------    ------------    ------------
                                                              ------------    ------------    ------------

Gross realized gains on sales .............................  $      13,358   $          --   $         947
Gross realized losses on sales ............................        (14,559)         (6,266)             --
                                                              ------------    ------------    ------------

     Realized gains (losses)  on sales ....................         (1,201)         (6,266)            947

Other (Including net gain or loss on calls and redemptions)          2,472             (52)             --
Writedowns (Including writedowns on
    securities subsequently sold) .........................           (600)             --              --
                                                              ------------    ------------    ------------

Total realized gain (loss) ................................  $         671   $      (6,318)  $         947
                                                              ------------    ------------    ------------
                                                              ------------    ------------    ------------


     One fixed maturity security, classified as held-to-maturity, was sold during 1999 due to evidence of a significant deterioration in credit quality. The amortized cost of this security was $12,562, and the loss realized on this sale was $6,266.

     The proceeds from sales of investment securities and related gains and losses for 1998 are as follows:


                                                                                            Year Ended December 31, 1998
                                                                              ------------------------------------------------------
                                                                              Fixed Maturities   Fixed Maturities     Marketable
                                                                              Available-for-Sale Held-to-Maturity Equity Securiities
                                                                              ----------------   ---------------- -----------------
      Proceeds from sales.............................................        $       643,539    $        18,235   $           665
                                                                                --------------     --------------    --------------
                                                                                --------------     --------------    --------------

      Gross realized gains on sales ..................................        $        12,350    $         3,384   $           335
      Gross realized losses on sales .................................                   (480)                --                (3)
                                                                                --------------     --------------    --------------

           Realized gains on sales ...................................                 11,870              3,384               332

      Other (Including net gain or loss on calls and redemptions).....                 (1,557)                --                --
      Writedowns (Including writedowns on
          securities subsequently sold) ..............................                   (433)                --                --
                                                                                --------------     --------------    --------------

      Total realized gain ............................................        $         9,880    $         3,384   $           332
                                                                                --------------     --------------    --------------
                                                                                --------------     --------------    --------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

      One fixed maturity security, classified as held-to-maturity, was sold during 1998 due to restructuring by the bond issuer and the expected significant downgrade resulting from it. This transaction meets the "allowable sale" criteria of FASB Statement 115. The amortized cost of this security was $14,851, and the gain realized on this sale was $3,384.

     The proceeds from sales of investment securities and related gains and losses for 1997 are as follows:


                                                                        Year Ended December 31, 1997
                                                          ------------------------------------------------------
                                                          Fixed Maturities   Fixed Maturities      Marketable
                                                          Available-for-Sale Held-to-Maturity   Equity Securiities
                                                          -----------------  ----------------   ----------------
      Proceeds from sales ...............................  $       869,091   $            --    $        11,185
                                                             --------------    --------------     --------------
                                                             --------------    --------------     --------------

      Gross realized gains on sales .....................  $         5,805   $            --    $         6,832
      Gross realized losses on sales ....................           (9,410)               --               (397)
                                                             --------------    --------------     --------------

           Realized gains (losses) on sales .............           (3,605)               --              6,435

      Other (Including net gain on calls and redemptions)            5,074                --                 --
      Writedowns (Including writedowns on
          securities subsequently sold) .................             (197)               --                 --
                                                             --------------    --------------     --------------

      Total realized gain ...............................  $         1,272   $            --    $         6,435
                                                             --------------    --------------     --------------
                                                             --------------    --------------     --------------


     The following summarizes the realized gain before federal income taxes and the net change in unrealized appreciation:

                                                                                        Year Ended December 31
                                                                              ------------------------------------------
                                                                                  1999           1998           1997
                                                                              -------------  ------------   ------------
      Realized gains (losses):
           Fixed maturities .........................................       $       (5,647) $      13,264 $        1,272
           Marketable equity securities .............................                  947            332          6,435
           First mortgage loans on real estate ......................                   --             --           (900)
           Real estate ..............................................                   17             16             --
                                                                              -------------   ------------   ------------

             Realized gain (loss) before federal income taxes .......       $       (4,683) $      13,612 $        6,807
                                                                              -------------   ------------   ------------
                                                                              -------------   ------------   ------------

                                                                                        Year Ended December 31
                                                                              ------------------------------------------
                                                                                  1999           1998           1997
                                                                              -------------  ------------   ------------
      Increase (decrease) in unrealized appreciation/depreciation of:
           Fixed maturities classified as available-for-sale ........       $     (875,248) $      62,781  $      244,483
           Marketable equity securities .............................                  561           (829)         (4,372)
           Deferred policy acquisition costs valuation allowance ....               44,883         (9,759)        (16,309)
           Applicable federal income tax ............................              290,431        (18,268)        (78,330)
                                                                              -------------   ------------    ------------

           Net change in unrealized appreciation/depreciation .......       $     (539,373) $      33,925  $      145,472
                                                                              -------------   ------------    ------------
                                                                              -------------   ------------    ------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

     The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:




                                                                   Year Ended December 31
                                                       -----------------------------------------------
                                                           1999             1998             1997
                                                       ------------     ------------     -------------
      Allowance at beginning of year ...........    $       11,173    $      11,609    $       10,943
      Provision for credit losses ..............                --               --               900
      Loans charged off as uncollectible .......              (392)            (436)             (234)
                                                       ------------     ------------     -------------

      Allowance at end of year .................    $       10,781    $      11,173    $       11,609
                                                       ------------     ------------     -------------
                                                       ------------     ------------     -------------


     The allowance includes specific reserves, as well as general reserve amounts. The total investment in impaired loans before any reserve for losses is $589 and $2,496 at December 31, 1999 and 1998, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $59 and $250 and is included in the overall allowance of $10,781 and $11,173 at December 31, 1999 and 1998, respectively.


4.   COMMITMENTS AND CONTINGENCIES

     The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,485 at December 31, 1999. At December 31, 1999, unfunded mortgage loan commitments approximate $18,699. The Company has no other material commitments or contingencies at December 31, 1999.


5.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

     Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

     Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

     The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 5 (continued)

     The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

     Estimated fair values of financial instruments at December 31 are as follows:


                                                                     1999                           1998
                                                         -----------------------------  -----------------------------
                                                           Carrying       Estimated       Carrying       Estimated
                                                            Amount        Fair Value       Amount        Fair Value
                                                         -------------  --------------  -------------  --------------
      Financial assets:
           Fixed maturities available-for-sale ...... $    10,322,572  $   10,322,572  $  10,281,711  $   10,281,711
           Fixed maturities held-to-maturity ........       2,733,290       2,772,099      2,720,883       3,259,194
           Marketable equity securities .............          15,205          15,205         18,737          18,737
           Mortgage loans ...........................         820,815         749,000        664,427         692,000

      Financial liabilities:
           Funds held under deposit contracts .......      13,402,480      13,136,000     12,364,937      12,874,000


     Other insurance-related financial instruments are exempt from fair value disclosure requirements.

     DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $3.2 billion and $3.4 billion, at market values, at December 31, 1999 and 1998, respectively, are primarily residential collateralized mortgage obligations (CMOs), pass-throughs and commercial loan-backed mortgage obligations (CMBS). CMOs and CMBS, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs and CMBS comprised of the riskier, more volatile type (e.g., principal only, inverse floaters, etc.) has been intentionally limited to only a small amount, approximately 1% of total mortgage-backed securities at both December 31, 1999 and 1998.

     In 1997, the Company introduced an equity-indexed annuity product that credits the policyholder based on a percentage of the gain in the S&P 500 index. Sales of this product were suspended in the fourth quarter of 1998. A hedging program with the objective to hedge the exposure to changes in the S&P 500 market risk has been established. The program consists of buying and writing S&P 500 options, buying Treasury interest rate futures and trading S&P 500 futures.

     Realized gains and losses on both options and futures are recognized upon termination of the options and future contracts. The Company records futures and options at market value with unrealized gains and losses recorded in policy benefits in current income.

     The balance in other assets for call options purchased was $2,023 and $23,985 at December 31, 1999 and 1998, respectively. The balance of futures contracts at December 31, 1999 and 1998, respectively, was $8,287 and $4,961. At December 31, 1999, the Company had a $5,819 liability for written S&P 500 call options included in other liabilities.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 5 (continued)

     The Company does not enter into financial instruments for speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include interest rate swaps on bond investments, currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.


6.   REINSURANCE

     The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholder as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers is experiencing financial difficulties.

     Reinsurance Recoverables are comprised of the following amounts:


                                                                 December 31
                                                          ---------------------------
                                                              1999          1998
                                                          ------------  -------------

      Unpaid losses and adjustment expense .............  $       767  $          248
      Paid claims ......................................        1,179           1,347
      Life policy liabilities ..........................       35,695          30,677
      Other reinsurance recoverables ...................          121              82
                                                          ------------   -------------

           Total reinsurance recoverables              $       37,762  $       32,354
                                                          ------------   -------------
                                                          ------------   -------------


     The effects of reinsurance on the premium and policy benefit amounts in the Statements of Consolidated Income are as follows:


                                                                           Year Ended December 31
                                                                 ------------------------------------------
                                                                     1999           1998          1997
                                                                 ------------   ------------  -------------
      Reinsurance Ceded:
           Premiums ................................           $     (21,216)  $      (16,479)  $      (13,305)
                                                                -------------   --------------   --------------
                                                                -------------   --------------   --------------
           Policy benefits .........................           $      (9,347)  $      (7,162)   $       (7,853)
                                                                -------------   --------------   --------------
                                                                -------------   --------------   --------------
      Reinsurance Assumed:
           Premiums ................................           $         697   $         876    $          180
                                                                -------------   --------------   --------------
                                                                -------------   --------------   --------------
           Policy benefits .........................           $       2,464   $       3,487    $        2,902
                                                                -------------   --------------   --------------
                                                                -------------   --------------   --------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


7.   STATUTORY BASIS INFORMATION

     The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. The net income reported in the Statements of Consolidated Income for the year ended December 31, 1997, does not include the net income of either WM Life Insurance Company or Empire Life Insurance Company, as their acquisition was effective December 31, 1997.

     Statutory net income and capital and surplus, by company, are as follows:


                                                                                         Year Ended December 31
                                                                                -----------------------------------------
                                                                                    1999          1998           1997
                                                                                ------------  -------------  ------------
      Statutory Net Income:
           SAFECO Life Insurance Company ................................   $       91,666  $       64,599  $      95,012
           SAFECO National Life Insurance Company .......................            1,121           1,012          1,322
           First SAFECO National Life Insurance Company of New York .....              751             576            314
           Empire Life Insurance Company ................................              596           1,799             --
                                                                               ------------   -------------   ------------

                Total ...................................................   $       94,134  $       67,986  $      96,648
                                                                               ------------   -------------   ------------
                                                                               ------------   -------------   ------------

                                                                                              December 31
                                                                                -----------------------------------------
                                                                                   1999           1998            1997
                                                                               ------------   -------------   ------------
      Statutory Capital and Surplus:
           SAFECO Life Insurance Company and Subsidiaries ...............    $      637,522  $      576,791  $     672,230
                                                                               ------------   -------------   ------------
                                                                               ------------   -------------   ------------


     The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1999.


8.   DIVIDEND RESTRICTIONS

     Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $73,428 at December 31, 1999.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


9.   EMPLOYEE BENEFIT PLANS

     SAFECO Corporation and subsidiary companies (the Companies) sponsor defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a 401(k) savings plan. A cash balance defined benefit plan covering substantially all employees provides benefits for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $2,479, $6,070 and $7,531 for the years ended December 31, 1999, 1998 and 1997, respectively.

     The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. Net periodic other postretirement benefit costs for the Company were $1,091, $510 and $392 in 1999, 1998 and 1997, respectively. The accrued postretirement benefit cost recorded in the balance sheet was $6,634 and $5,544 at December 1999 and 1998, respectively.


10.  INCOME TAXES

     The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

     Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are not material.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 10 (continued)

     The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                                          December 31
                                                                                                  ---------------------------
                                                                                                      1999           1998
                                                                                                  ------------   ------------
      Deferred tax assets:
         Discounting of loss and adjustment expense reserves .............................      $         463  $          340
         Uncollected premium adjustment ..................................................              3,303           2,963
         Adjustment to life policy liabilities ...........................................             50,646          37,821
         Capitalization of policy acquisition costs ......................................             61,087          46,046
         Postretirement benefits .........................................................              2,322           1,940
         Realized capital losses .........................................................              3,114           3,461
         Guarantee fund assessments ......................................................              1,681           2,696
         Intercompany sale of securities .................................................              1,009              --
         Unrealized depreciation of investment securities (Net of deferred policy
              acquisition costs valuation allowance:   $79) ..............................            107,714              --
         Other ...........................................................................              1,610           3,105
                                                                                                  ------------    ------------

             Total deferred tax assets ..................................................            232,949          98,372
                                                                                                  ------------    ------------

      Deferred tax liabilities:
         Deferred policy acquisition costs ..............................................              93,119          90,346
         Present value of future profits ................................................               4,109           4,327
         Bond discount accrual ..........................................................              17,180          19,587
         Right to Reinsure ..............................................................              11,039              --
         Unrealized appreciation of investment securities (Net of deferred policy
              acquisition costs valuation allowance:   $15,788) .........................                  --         182,717
         Other ..........................................................................               1,049           1,139
                                                                                                  ------------    ------------

             Total deferred tax liabilities .............................................             126,496         298,116
                                                                                                  ------------    ------------

             Net deferred tax (asset) liability .........................................       $    (106,453) $      199,744
                                                                                                  ------------    ------------
                                                                                                  ------------    ------------


     The following table reconciles the deferred tax benefit in the Statements of Consolidated Income to the change in the deferred tax liability in the balance sheet for the year ended December 31:


                                                                                1999            1998           1997
                                                                            ------------    ------------   ------------
      Deferred tax benefit ............................................... $      (15,766)  $     (1,359)  $      (4,689)

      Net deferred tax liability acquired in acquisitions ................             --          3,539           2,008

      Deferred tax changes reported in shareholder's equity:
           Increase (decrease) in liability related to unrealized
                appreciation or depreciation of investment securities ....       (306,140)        21,684          84,037

           (Increase) decrease in liability related to deferred
                policy acquisition costs valuation allowance .............         15,709         (3,416)         (5,708)
                                                                              ------------   ------------    ------------

      Increase (decrease) in net deferred tax liability .................. $     (306,197)  $     20,448  $       75,648
                                                                              ------------   ------------    ------------
                                                                              ------------   ------------    ------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


11.  SEGMENT DATA

     The Company's reportable business segments are strategic business units that offer distinctive products marketed through independent agents in various distribution channels.

     The Company has five reportable segments: Individual, Retirement Services, Settlement Annuities, Group and Corporate. Individual issues traditional, term and universal life insurance policies. Retirement Services issues fixed and variable deferred annuity products. Settlement Annuities issues immediate annuities for structured pay out situations. Group issues excess loss health insurance to companies that have self-insured medical plans. The Corporate segment is used to retain profits from the four product lines and pay dividends to the parent company, SAFECO Corporation.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Company management evaluates performance based on operating profit or loss before income taxes.


                                                       Year Ended December 31, 1999
                                  ------------------------------------------------------------------------
                                             Retirement   Settlement
                                  Individual  Services     Annuities      Group      Corporate     Total
                                  --------  -----------  -----------   ----------    ---------   ---------
Revenue
    Premiums .................     $62,409  $       536   $       --   $  193,797   $       --   $ 256,742
    Net Investment Income ....     113,830      410,908      486,561        1,845       71,222   1,084,366
    Other Revenue ............       3,808       32,348           29           --           --      36,185
                                  --------  -----------  -----------   ----------    ---------   ---------
       Total Revenue .........     180,047      443,792      486,590      195,642       71,222   1,377,293

Expenses
    Policy Benefits ..........     134,700      310,495      422,925      157,113           --   1,025,233
    Commissions ..............      10,237       24,255       11,764       29,149          150      75,555
    Amortization of Deferred
       Policy Acquisition Costs
       and Present Value of
       Future Profits ........       5,447       24,979           --        4,407           --      34,833
    Write-off of Deferred Policy
      Acquisition Costs ......          --       12,993           --           --           --      12,993
    Deferral of Policy Acquisition
       Costs .................     (25,698)     (18,932)          --       (8,368)          --     (52,998)
    Other Expenses ...........      47,378       37,452        9,640       32,849        2,333     129,652
                                  --------  -----------  -----------   ----------    ---------   ---------
       Total Expenses and
          Policy Benefits ....     172,064      391,242      444,329      215,150        2,483   1,225,268
                                  --------  -----------  -----------   ----------    ---------   ---------

Income (Loss) From
  Insurance Operations .......       7,983       52,550       42,261      (19,508)      68,739     152,025

Realized Investment Gain (Loss)        325       (1,031)      (5,927)         295        1,655      (4,683)
                                  --------  -----------  -----------   ----------    ---------   ---------
Income (Loss) before Federal
  Income Taxes ...............     $ 8,308  $    51,519   $   36,334   $  (19,213)  $   70,394   $ 147,342
                                  --------  -----------  -----------   ----------    ---------   ---------
                                  --------  -----------  -----------   ----------    ---------   ---------
                                                                   December 31, 1999
                                       --------------------------------------------------------------------------------
                                                     Retirement    Settlement
                                       Individual     Services      Annuities      Group       Corporate       Total
                                       -----------   -----------   -----------   -----------   -----------  -------------
Assets
   Total Investments ............     $  1,946,604  $  5,624,219  $  5,879,843  $    14,534  $    873,904  $   14,339,104
   Assets Held in
     Separate Accounts ..........          126,908     1,276,340            --           --            --       1,403,248
   Total Assets .................        2,308,863     7,204,831     6,010,669      104,749       921,476      16,550,588

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)

                                                            Year Ended December 31, 1998
                                     ---------------------------------------------------------------------------
                                                 Retirement  Settlement
                                    Individual   Services    Annuities      Group     Corporate      Total
                                   -----------  ----------- ------------- ---------- ------------- ---------
Revenue
    Premiums ..................... $    50,563  $       698 $         --  $   203,149 $         -- $   254,410
    Net Investment Income ........      69,267      411,661      449,313        2,695       72,525   1,005,461
    Other Revenue ................       3,509       24,483           77           --           --      28,069
                                   ------------ ----------- ------------  ----------- ------------ -----------
       Total Revenue .............     123,339      436,842      449,390      205,844       72,525   1,287,940

Expenses
    Policy Benefits ..............      84,004      349,834      399,130      161,113           --     994,081
    Commissions ..................      10,864       46,236       12,211       25,639          300      95,250
    Amortization of Deferred
       Policy Acquisition Costs
       and Present Value of
       Future Profits ............       8,438       30,576           --        3,852           --      42,866
    Write-off of Deferred Policy
      Acquisition Costs and
      Other Write-offs ...........      11,500       32,300           --           --        3,000      46,800
    Deferral of Policy Acquisition
       Costs .....................     (18,610)     (42,788)          --       (4,546)          --     (65,944)
    Other Expenses ...............      37,782       40,177        7,398       33,919        2,333     121,609
                                   ------------ ----------- ------------  ----------- ------------ -----------
       Total Expenses and
          Policy Benefits ........     133,978      456,335      418,739      219,977        5,633   1,234,662
                                   ------------ ----------- ------------  ----------- ------------ -----------

Income (Loss) From
  Insurance Operations ...........     (10,639)     (19,493)      30,651      (14,133)      66,892      53,278

Realized Investment Gain .........         828        4,304           --           --        8,480      13,612
                                   ------------ ----------- ------------  ----------- ------------ -----------
Income (Loss) before
  Federal Income Taxes ........... $    (9,811)  $  (15,189)  $   30,651  $   (14,133) $    75,372  $   66,890
                                   ------------ ----------- ------------  ----------- ------------ -----------
                                   ------------ ----------- ------------  ----------- ------------ -----------


                                                                             December 31, 1998
                                                   --------------------------------------------------------------------------------
                                                           Retirement   Settlement
                                            Individual      Services     Annuities        Group       Corporate        Total
                                           ------------   -----------   -----------    -----------   -----------    ------------
Assets
  Total Investments ..................... $   1,075,256  $  5,761,722  $  5,877,496   $     39,918   $  1,056,042   $  13,810,434
  Assets Held in
   Separate Accounts ...................         98,715     1,102,420            --             --             --       1,201,135
  Total Assets ..........................     1,307,561     7,195,140     5,971,534         90,125      1,093,684      15,658,044

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)

                                                            Year Ended December 31, 1997
                                   --------------------------------------------------------------------------------
                                                  Retirement  Settlement
                                    Individual    Services    Annuities     Group      Corporate        Total
                                   ------------ ----------- ------------ -----------  -----------   ------------
Revenue
    Premiums .....................  $   46,873  $        --  $       --  $    193,722 $          --  $     240,595
    Net Investment Income ........      55,431      355,550     420,095         2,737        74,103        907,916
    Other Revenue ................       3,531       18,102         117             1            --         21,751
                                    ----------  -----------  ----------  ------------ -------------  -------------
       Total Revenue .............     105,835      373,652     420,212       196,460        74,103      1,170,262

Expenses
    Policy Benefits ..............      69,611      278,525     368,854       127,936            --        844,926
    Commissions ..................       9,979       38,337      20,060        24,855           450         93,681
    Amortization of Deferred
       Policy Acquisition Costs
       and Present Value of
       Future Profits ............       6,615       26,613          --         3,718            --         36,946
    Deferral of Policy Acquisition
       Costs .....................     (15,275)     (33,452)         --        (4,341)           --        (53,068)
    Other Expenses ...............      32,494       36,677       5,803        31,985            --        106,959
                                    ----------  -----------  ----------  ------------ -------------  -------------
       Total Expenses and
          Policy Benefits ........     103,424      346,700     394,717       184,153           450      1,029,444
                                    ----------  -----------  ----------  ------------ -------------  -------------
Income From
  Insurance Operations ...........       2,411       26,952      25,495        12,307        73,653        140,818

Realized Investment Gain (Loss) ..        (472)       1,601          --            --         5,678          6,807
                                    ----------  -----------  ----------  ------------ -------------  -------------

Income before Federal
  Income Taxes ................... $     1,939  $    28,553  $   25,495 $      12,307  $     79,331     $  147,625
                                    ----------  -----------  ----------  ------------ -------------  -------------
                                    ----------  -----------  ----------  ------------ -------------  -------------


                                                                           December 31, 1997
                                               --------------------------------------------------------------------------------
                                                            Retirement     Settlement
                                               Individual    Services       Annuities       Group      Corporate         Total
                                              ------------  -----------   ------------   -----------   -----------    ------------
Assets
  Total Investments .................       $     903,487  $  5,503,066  $   5,516,799  $     38,107  $    935,967   $  12,897,426
  Assets Held in
    Separate Accounts ...............              69,071       836,346             --            --            --         905,417
  Total Assets ......................           1,110,541     6,833,146      5,610,901        83,293       984,576      14,622,457

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


12.  IMPACT OF YEAR 2000 (Unaudited)

     The Companies believe that their program to address Year 2000 issues is comprehensive and on schedule, and as of February 11, 2000, the Companies have not experienced any material Year 2000 complications. The Companies, like most other companies, have been concerned that some of their computer programs have or had time sensitive logic that typically recognizes a date using "00" as the year 1900 rather than the year 2000. The Companies are highly dependent on automated systems and systems applications that use computer programs to conduct ongoing operations. Such systems are used to process claims, bill and collect premiums from customers, manage investments and many other activities. If these systems were unable to process data accurately because of Year 2000-related failures, these activities would be interrupted and could have a material adverse effect on the Companies' results of operations.

     The Companies completed various assessments of Year 2000 issues in connection with their computer systems and the technology embedded in the equipment they use, prior to December 31, 1999. The Companies began modifying and replacing portions of their systems in 1995 so that the system modified or replaced would be suitable for use before, during and after the year 2000 with no significant operational problems related to its ability to process dates correctly ("Year 2000 ready"). In addition, the Companies engaged in a regular program of testing and running the systems once Year 2000 programming changes were made. This testing included trials at the Companies' hot site, a location provided and maintained by a third party separate from any of the Companies' facilities.

     The total Year 2000 readiness cost for the Companies approximated $18 million, and as of February 11, 2000, the Companies had incurred all of this amount. These amounts have included both modification costs, which were expensed as incurred, and certain replacement systems costs, some of which were capitalized and amortized. All of the Companies' existing systems were internally verified as being Year 2000 ready as of December 31, 1999, and the program of testing and running the systems after Year 2000 programming changes have been made has been completed.

     The Companies have worked with their third-party partners and vendors, e.g., their independent insurance agents, local and long distance telephone companies, banks and securities trading firms, to assure that they were on schedule to detect and fix any Year 2000 problems which might affect the Companies' systems or business processes. The Companies have assessed and attempted to mitigate risks with respect to the failure of any mission critical third-party partners and vendors to be Year 2000 ready. Where applicable, this effort included physically testing their common interfaces. Failure of such parties to be Year 2000 ready could have a material adverse effect on the Companies' results of operations. As of February 11, 2000, the Companies are not aware of any of their third party partners or vendors experiencing any Year 2000 problems that would materially impact the Companies' systems or business processes.

HYPOTHETICAL ILLUSTRATIONS
OF DEATH BENEFITS, POLICY ACCOUNT, CASH SURRENDER VALUES, AND ACCUMULATED
PREMIUMS

The Death Benefit, Policy Account Value and Cash Surrender value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.

Daily charges are made against the assets of the portfolios for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the daily net asset value of the portfolios in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on an average for the investment management and other expenses charged to all the portfolios in the prior year. In 1999, average expenses were equivalent to an annual effective rate of .71% for investment management fees and .20% for costs and expenses borne by the portfolios. Considering the mortality and expense risk charge and average portfolio expenses in 1999, gross annual rates of return on 0%, 6% and 12%, correspond to net investment experience at constant annual rates of -1.61%, 4.39% and 10.39% respectively.

Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisers. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. This may result in higher expenses, which in turn adversely affects net investment performance and policy values. (See Separate Account SL Fee Table in this prospectus and the prospectuses for the portfolios.)

In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administrative charge at both the current rates and the maximum rates guaranteed in the policies. The tables are for preferred and standard risk, male non-smokers, age 45. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.

SAFECO Life does not currently make any charge for federal taxes. If SAFECO Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment. These tables show that the cost of surrendering a policy in the early years is relatively high.

INDIVIDUAL ILLUSTRATIONS. You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums. An individual illustration is also provided for any policy you may purchase. ILLUSTRATIONS FOR POLICY PURCHASES AFTER MAY 1, 2000 WILL ONLY INCLUDE THE AVERAGE ANNUAL EXPENSES AND FEES FOR THE PORTFOLIOS AVAILABLE AFTER THIS DATE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                $ 250,000            Annual Planned Premium(1):          $  400,000
Death Benefit Option:                       A            Issue Age:                                  45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                    95

--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,899      1,699       250,000     3,103      1,903       250,000     3,307
        2                  8,610     250,000     5,895      4,335       250,000     6,492      4,932       250,000     7,114
        3                 13,241     250,000     8,778      6,858       250,000     9,964      8,044       250,000    11,250
        4                 18,103     250,000    11,575      9,430       250,000    13,551      11,406      250,000    15,782
        5                 23,208     250,000    14,310      12,165      250,000    17,281      15,136      250,000    20,773
        6                 28,568     250,000    16,989      14,844      250,000    21,167      19,022      250,000    26,280
        7                 34,196     250,000    19,591      17,875      250,000    25,194      23,478      250,000    32,339
        8                 40,106     250,000    22,120      20,833      250,000    29,375      28,088      250,000    39,014
        9                 46,312     250,000    24,582      23,724      250,000    33,720      32,862      250,000    46,376
       10                 52,827     250,000    26,981      26,552      250,000    38,242      37,813      250,000    54,507
       11                 59,669     250,000    29,247      29,247      250,000    42,882      42,882      250,000    63,428
       12                 66,852     250,000    31,363      31,363      250,000    47,630      47,630      250,000    73,214
       13                 74,395     250,000    33,323      33,323      250,000    52,487      52,487      250,000    83,967
       14                 82,314     250,000    35,113      35,113      250,000    57,449      57,449      250,000    95,791
       15                 90,630     250,000    36,719      36,719      250,000    62,512      62,512      250,000    108,812
       16                 99,361     250,000    38,128      38,128      250,000    67,673      67,673      250,000    123,174
       17                 108,530    250,000    39,335      39,335      250,000    72,939      72,939      250,000    139,050
       18                 118,156    250,000    40,329      40,329      250,000    78,313      78,313      250,000    156,637
       19                 128,264    250,000    41,095      41,095      250,000    83,797      83,797      250,000    176,162
       20                 138,877    250,000    41,615      41,615      250,000    89,393      89,393      250,000    197,889
     Age 75               297,195    250,000    17,958      17,958      250,000    157,315    157,315      678,887    646,559

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 2,107
        2                 5,554
        3                 9,330
        4                 13,637
        5                 18,628
        6                 24,135
        7                 30,623
        8                 37,727
        9                 45,518
       10                 54,078
       11                 63,428
       12                 73,214
       13                 83,967
       14                 95,791
       15                108,812
       16                123,174
       17                139,050
       18                156,637
       19                176,162
       20                197,889
     Age 75              646,559

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate laps in the absence of an additional premium payment.

THE HYPOTHITICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMEMT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMTNE RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                $ 250,000            Annual Planned Premium(1):          $  400,000
Death Benefit Option:                       A            Issue Age:                                  45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                    95

--------------------------------------------------------------------------------

                     RESULTS ASSUMING GURANTEED CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,675      1,475       250,000     2,872      1,672       250,000     3,069
        2                  8,610     250,000     5,490      3,930       250,000     6,060      4,500       250,000     6,655
        3                 13,241     250,000     8,198      6,278       250,000     9,327      7,407       250,000    10,552
        4                 18,103     250,000    10,792      8,647       250,000    12,666      10,521      250,000    14,785
        5                 23,208     250,000    13,270      11,125      250,000    16,081      13,936      250,000    19,390
        6                 28,568     250,000    15,622      13,477      250,000    19,563      17,418      250,000    24,397
        7                 34,196     250,000    17,841      16,125      250,000    23,109      21,393      250,000    29,843
        8                 40,106     250,000    19,914      18,627      250,000    26,707      25,420      250,000    35,766
        9                 46,312     250,000    21,825      20,967      250,000    30,346      29,488      250,000    42,206
       10                 52,827     250,000    23,562      23,133      250,000    34,015      33,586      250,000    49,215
       11                 59,669     250,000    25,110      25,110      250,000    37,705      37,705      250,000    56,849
       12                 66,852     250,000    26,460      26,460      250,000    41,409      41,409      250,000    65,179
       13                 74,395     250,000    27,603      27,603      250,000    45,121      45,121      250,000    74,288
       14                 82,314     250,000    28,524      28,524      250,000    48,832      48,832      250,000    84,268
       15                 90,630     250,000    29,190      29,190      250,000    52,517      52,517      250,000    95,215
       16                 99,361     250,000    29,583      29,583      250,000    56,161      56,161      250,000    107,251
       17                 108,530    250,000    29,671      29,671      250,000    59,745      59,745      250,000    120,517
       18                 118,156    250,000    29,405      29,405      250,000    63,230      63,230      250,000    135,172
       19                 128,264    250,000    28,739      28,739      250,000    66,581      66,581      250,000    151,409
       20                 138,877    250,000    27,629      27,629      250,000    69,769      69,769      250,000    169,473
     Age 75               297,195    250,000                            250,000    77,527      77,527      579,333    551,746

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,869
        2                 5,095
        3                 8,632
        4                 12,640
        5                 17,245
        6                 22,252
        7                 28,127
        8                 34,479
        9                 41,348
       10                 48,786
       11                 56,849
       12                 65,179
       13                 74,288
       14                 84,268
       15                 95,215
       16                107,251
       17                120,517
       18                135,172
       19                151,409
       20                169,473
     Age 75              551,746

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate laps in the absence of an additional premium payment.

THE HYPOTHITICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMEMT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMTNE RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:                $ 250,000            Annual Planned Premium(1):          $ 400,000
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,722      1,522       250,000     2,921      1,721       250,000     3,120
        2                  8,610     250,000     5,573      4,013       250,000     6,148      4,588       250,000     6,749
        3                 13,241     250,000     8,316      6,396       250,000     9,456      7,536       250,000    10,694
        4                 18,103     250,000    10,966      8,821       250,000    12,862      10,717      250,000    15,004
        5                 23,208     250,000    13,565      11,420      250,000    16,413      14,268      250,000    19,762
        6                 28,568     250,000    16,117      13,972      250,000    20,118      17,973      250,000    25,020
        7                 34,196     250,000    18,600      16,884      250,000    23,965      22,249      250,000    30,811
        8                 40,106     250,000    21,022      19,735      250,000    27,966      26,679      250,000    37,200
        9                 46,312     250,000    23,384      22,526      250,000    32,130      31,272      250,000    44,255
       10                 52,827     250,000    25,687      25,258      250,000    36,467      36,038      250,000    52,051
       11                 59,669     250,000    27,862      27,862      250,000    40,916      40,916      250,000    60,605
       12                 66,852     250,000    29,875      29,875      250,000    45,453      45,453      250,000    69,977
       13                 74,395     250,000    31,718      31,718      250,000    50,075      50,075      250,000    80,258
       14                 82,314     250,000    33,379      33,379      250,000    54,778      54,778      250,000    91,553
       15                 90,630     250,000    34,844      34,844      250,000    59,558      59,558      250,000    103,980
       16                 99,361     250,000    36,098      36,098      250,000    64,409      64,409      250,000    117,677
       17                 108,530    250,000    37,138      37,138      250,000    69,340      69,340      250,000    132,812
       18                 118,156    250,000    37,949      37,949      250,000    74,347      74,347      250,000    149,572
       19                 128,264    250,000    38,518      38,518      250,000    79,434      79,434      250,000    168,177
       20                 138,877    250,000    38,826      38,826      250,000    84,599      84,599      250,000    188,882
     Age 75               297,195    250,000    11,470      11,470      250,000    144,190    144,190      650,257    619,292

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,920
        2                 5,189
        3                 8,774
        4                 12,859
        5                 17,617
        6                 22,875
        7                 29,095
        8                 35,913
        9                 43,397
       10                 51,622
       11                 60,605
       12                 69,977
       13                 80,258
       14                 91,553
       15                103,980
       16                117,677
       17                132,812
       18                149,572
       19                168,177
       20                188,882
     Age 75              619,292

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate laps in the absence of an additional premium payment.

THE HYPOTHITICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMEMT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMTNE RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:                $ 250,000            Annual Planned Premium(1):          $  400,000
Death Benefit Option:                       A            Issue Age:                                  45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                    95

--------------------------------------------------------------------------------

                     RESULTS ASSUMING GURANTEED CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,675      1,475       250,000     2,872      1,672       250,000     3,069
        2                  8,610     250,000     5,490      3,930       250,000     6,060      4,500       250,000     6,655
        3                 13,241     250,000     8,198      6,278       250,000     9,327      7,407       250,000    10,552
        4                 18,103     250,000    10,792      8,647       250,000    12,666      10,521      250,000    14,785
        5                 23,208     250,000    13,270      11,125      250,000    16,081      13,936      250,000    19,390
        6                 28,568     250,000    15,622      13,477      250,000    19,563      17,418      250,000    24,397
        7                 34,196     250,000    17,841      16,125      250,000    23,109      21,393      250,000    29,843
        8                 40,106     250,000    19,914      18,627      250,000    26,707      25,420      250,000    35,766
        9                 46,312     250,000    21,825      20,967      250,000    30,346      29,488      250,000    42,206
       10                 52,827     250,000    23,562      23,133      250,000    34,015      33,586      250,000    49,215
       11                 59,669     250,000    25,110      25,110      250,000    37,705      37,705      250,000    56,849
       12                 66,852     250,000    26,460      26,460      250,000    41,409      41,409      250,000    65,179
       13                 74,395     250,000    27,603      27,603      250,000    45,121      45,121      250,000    74,288
       14                 82,314     250,000    28,524      28,524      250,000    48,832      48,832      250,000    84,268
       15                 90,630     250,000    29,190      29,190      250,000    52,517      52,517      250,000    95,215
       16                 99,361     250,000    29,583      29,583      250,000    56,161      56,161      250,000    107,251
       17                 108,530    250,000    29,671      29,671      250,000    59,745      59,745      250,000    120,517
       18                 118,156    250,000    29,405      29,405      250,000    63,230      63,230      250,000    135,172
       19                 128,264    250,000    28,739      28,739      250,000    66,581      66,581      250,000    151,409
       20                 138,877    250,000    27,629      27,629      250,000    69,769      69,769      250,000    169,473
     Age 75               297,195    250,000                            250,000    77,527      77,527      579,333    551,746

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,869
        2                 5,095
        3                 8,632
        4                 12,640
        5                 17,245
        6                 22,252
        7                 28,127
        8                 34,479
        9                 41,348
       10                 48,786
       11                 56,849
       12                 65,179
       13                 74,288
       14                 84,268
       15                 95,215
       16                107,251
       17                120,517
       18                135,172
       19                151,409
       20                169,473
     Age 75              551,746

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate laps in the absence of an additional premium payment.

THE HYPOTHITICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMEMT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMTNE RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATIONS

--------------------------------------------------------------------------------

OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER
VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE

In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios of the Funds. These illustrations assume that the Separate Account acquired an interest in the portfolios at their inception.

These tables illustrate cost of insurance and expense charges (Policy cost factors) at both the current rates and the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios. This charge includes a .70% charge against the Separate Account for mortality and expense risks, the effect on each portfolios actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age
45. Planned premium payments are assumed to be paid at the beginning of each Policy Year.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                           SAFECO RST BOND PORTFOLIO

   POLICY                  POLICY       CASH                     POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
    1988       250,000      3,168       1,968     250,000         2,934          1,734
    1989       250,000      6,973       5,413     250,000         6,516          4,956
    1990       250,000     10,623       8,703     250,000         9,949          8,029
    1991       250,000     15,494      13,349     250,000        14,500         12,355
    1992       250,000     19,646      17,501     250,000        18,312         16,167
    1993       250,000     24,907      23,191     250,000        23,084         21,368
    1994       250,000     26,840      25,553     250,000        24,691         23,404
    1995       250,000     34,973      34,115     250,000        31,936         31,078
    1996       250,000     37,841      37,412     250,000        34,243         33,814
    1997       250,000     43,934      43,934     250,000        39,356         39,356
    1998       250,000     50,659      50,659     250,000        44,944         44,944
    1999       250,000     50,926      50,926     250,000        44,712         44,712

--------------------------------------------------------------------------------

                          SAFECO RST EQUITY PORTFOLIO

   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1988       250,000      3,817       2,617        250,000         3,561          2,361
    1989       250,000      8,851       7,291        250,000         8,314          6,754
    1990       250,000     11,167       9,247        250,000        10,484          8,564
    1991       250,000     17,997      15,852        250,000        16,892         14,747
    1992       250,000     22,578      20,433        250,000        21,113         18,968
    1993       250,000     32,668      30,952        250,000        30,422         28,706
    1994       250,000     38,642      37,355        250,000        35,806         34,519
    1995       250,000     53,397      52,539        250,000        49,250         48,392
    1996       250,000     70,128      69,699        250,000        64,399         63,970
    1997       250,000     90,995      90,995        250,000        83,227         83,227
    1998       250,000    116,977     116,977        250,000       106,676        106,676
    1999       250,000    130,437     130,437        250,000       118,655        118,655

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                   SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO

   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1994       250,000      3,335       2,135        250,000         3,096          1,896
    1995       250,000      9,193       7,633        250,000         8,630          7,070
    1996       250,000     16,213      14,293        250,000        15,262         13,342
    1997       250,000     27,876      25,731        250,000        26,249         24,104
    1998       250,000     31,269      29,124        250,000        29,362         27,217
    1999       250,000     35,999      34,283        250,000        33,662         31,946

--------------------------------------------------------------------------------

                         SAFECO RST NORTHWEST PORTFOLIO

   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1994       250,000      3,053       1,853        250,000         2,823          1,623
    1995       250,000      6,592       5,032        250,000         6,152          4,592
    1996       250,000     10,808       8,888        250,000        10,120          8,200
    1997       250,000     18,138      15,993        250,000        16,993         14,848
    1998       250,000     21,613      19,468        250,000        20,172         18,027
    1999       250,000     38,057      36,341        250,000        35,420         33,704

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO

   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1997       250,000      2,929       1,729        250,000         2,704          1,504
    1998       250,000      4,707       3,147        250,000         4,361          2,801
    1999       250,000      8,928       7,008        250,000         8,333          6,413

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                      AIM V.I. AGGRESSIVE GROWTH PORTFOLIO

   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1998       250,000      2,854       1,654        250,000         2,631          1,431
    1999       250,000      8,731       7,171        250,000         8,182          6,622

--------------------------------------------------------------------------------

                           AIM V.I. GROWTH PORTFOLIO

   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1993       250,000      3,485       2,285        250,000         3,240          2,040
    1994       250,000      6,329       4,769        250,000         5,910          4,350
    1995       250,000     21,197      19,277        250,000        19,943         18,023
    1996       250,000     27,138      24,993        250,000        25,514         23,369
    1997       250,000     36,668      34,523        250,000        34,411         32,266
    1998       250,000     49,447      47,731        250,000        46,285         44,569
    1999       250,000     66,965      66,678        250,000        63,467         62,180

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                  AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      3,345       2,145     250,000      3,105       1,905
    1996       250,000      7,374       5,814     250,000      6,901       5,341
    1997       250,000     12,357      10,437     250,000     11,597       9,677
    1998       250,000     18,223      16,078     250,000     17,091      14,946
    1999       250,000     34,895      32,750     250,000     32,702      30,557

--------------------------------------------------------------------------------

                     AMERICAN CENTURY VP BALANCED PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1992       250,000      2,725       1,525     250,000      2,507       1,307
    1993       250,000      6,258       4,698     250,000      5,830       4,270
    1994       250,000      9,283       7,363     250,000      8,670       6,750
    1995       250,000     14,879      12,734     250,000     13,901      11,756
    1996       250,000     19,958      17,813     250,000     18,584      16,439
    1997       250,000     26,484      24,768     250,000     24,535      22,819
    1998       250,000     33,967      32,680     250,000     31,298      30,011
    1999       250,000     40,411      39,553     250,000     37,004      36,146

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

          THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      4,140       2,940     250,000      3,874       2,674
    1994       250,000      7,124       5,564     250,000      6,676       5,116
    1995       250,000     13,729      11,809     250,000     12,914      10,994
    1996       250,000     20,249      18,104     250,000     19,032      16,887
    1997       250,000     29,800      27,655     250,000     27,945      25,800
    1998       250,000     42,315      40,599     250,000     39,557      37,841
    1999       250,000     58,735      57,448     250,000     54,746      53,459

--------------------------------------------------------------------------------

                       DREYFUS IP MIDCAP STOCK PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1998       250,000      2,802       1,602     250,000      2,581       1,381
    1999       250,000      6,532       4,972     250,000      6,091       4,531

--------------------------------------------------------------------------------

                     DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1999       250,000     12,514      11,314     250,000     12,023      10,823

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                       DREYFUS VIF APPRECIATION PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      3,241       2,041     250,000      3,005       1,805
    1994       250,000      6,497       4,937     250,000      6,064       4,504
    1995       250,000     12,784      10,864     250,000     11,996      10,076
    1996       250,000     19,807      17,662     250,000     18,582      16,437
    1997       250,000     29,143      26,998     250,000     27,284      25,139
    1998       250,000     41,739      40,023     250,000     38,957      37,241
    1999       250,000     49,605      48,318     250,000     46,129      44,842

--------------------------------------------------------------------------------

                       DREYFUS VIF QUALITY BOND PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1990       250,000      3,178       1,978     250,000      2,944       1,744
    1991       250,000      7,167       5,607     250,000      6,700       5,140
    1992       250,000     10,417       8,497     250,000      9,755       7,835
    1993       250,000     13,696      11,551     250,000     12,802      10,657
    1994       250,000     17,436      15,291     250,000     16,234      14,089
    1995       250,000     24,506      22,790     250,000     22,692      20,976
    1996       250,000     28,138      26,851     250,000     25,876      24,589
    1997       250,000     33,810      32,952     250,000     30,855      29,997
    1998       250,000     38,509      38,080     250,000     34,831      34,402
    1999       250,000     41,202      41,202     250,000     36,868      36,868

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                  FEDERATED HIGH INCOME BOND FUND II PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1994       250,000      2,784       1,584     250,000      2,564       1,364
    1995       250,000      7,109       5,549     250,000      6,639       5,079
    1996       250,000     11,577       9,657     250,000     10,845       8,925
    1997       250,000     16,544      14,399     250,000     15,487      13,342
    1998       250,000     19,936      17,791     250,000     18,586      16,441
    1999       250,000     23,294      21,578     250,000     21,579      19,863

--------------------------------------------------------------------------------

                      FEDERATED UTILITY FUND II PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1994       250,000      2,802       1,602     250,000      2,582       1,382
    1995       250,000      7,370       5,810     250,000      6,887       5,327
    1996       250,000     11,578       9,658     250,000     10,848       8,928
    1997       250,000     18,460      16,315     250,000     17,298      15,153
    1998       250,000     24,349      22,204     250,000     22,749      20,604
    1999       250,000     54,951      53,235     250,000     51,283      49,567

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                     FIDELITY'S VIP MONEY MARKET PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1983       250,000      3,241       2,041     250,000      3,005       1,805
    1984       250,000      6,995       5,435     250,000      6,538       4,978
    1985       250,000     10,807       8,887     250,000     10,125       8,205
    1986       250,000     14,665      12,520     250,000     13,719      11,574
    1987       250,000     18,694      16,549     250,000     17,415      15,270
    1988       250,000     23,157      21,441     250,000     21,439      19,723
    1989       250,000     28,353      27,066     250,000     26,072      24,785
    1990       250,000     33,626      32,768     250,000     30,683      29,825
    1991       250,000     38,548      38,119     250,000     34,863      34,434
    1992       250,000     42,804      42,804     250,000     38,313      38,313
    1993       250,000     46,807      46,807     250,000     41,458      41,458
    1994       250,000     51,329      51,329     250,000     44,987      44,987
    1995       250,000     56,798      56,798     250,000     49,268      49,268
    1996       250,000     62,174      62,174     250,000     53,373      53,373
    1997       250,000     67,757      67,757     250,000     57,552      57,552
    1998       250,000     73,459      73,459     250,000     61,711      61,711
    1999       250,000     79,058      79,058     250,000     65,642      65,642

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                      FIDELITY'S VIP HIGH INCOME PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1986       250,000      3,532       2,332     250,000      3,286       2,086
    1987       250,000      6,669       5,109     250,000      6,233       4,673
    1988       250,000     10,813       8,893     250,000     10,135       8,215
    1989       250,000     13,122      10,977     250,000     12,266      10,121
    1990       250,000     15,620      13,475     250,000     14,521      12,376
    1991       250,000     25,150      23,434     250,000     23,270      21,554
    1992       250,000     34,545      33,258     250,000     31,800      30,513
    1993       250,000     45,001      44,143     250,000     41,205      40,347
    1994       250,000     46,840      46,411     250,000     42,591      42,162
    1995       250,000     59,870      59,870     250,000     54,056      54,056
    1996       250,000     71,241      71,241     250,000     63,921      63,921
    1997       250,000     86,811      86,811     250,000     77,479      77,479
    1998       250,000     85,126      85,126     250,000     75,541      75,541
    1999       250,000     94,437      94,437     250,000     83,316      83,316

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                     FIDELITY'S VIP EQUITY-INCOME PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      2,891       1,691     250,000      2,667       1,467
    1988       250,000      7,395       5,835     250,000      6,912       5,352
    1989       250,000     12,241      10,321     250,000     11,478       9,558
    1990       250,000     12,742      10,597     250,000     11,904       9,759
    1991       250,000     20,704      18,559     250,000     19,295      17,150
    1992       250,000     27,607      25,891     250,000     25,602      23,886
    1993       250,000     36,049      34,762     250,000     33,261      31,974
    1994       250,000     41,537      40,679     250,000     38,093      37,235
    1995       250,000     59,989      59,560     250,000     54,723      54,294
    1996       250,000     71,630      71,630     250,000     64,987      64,987
    1997       250,000     95,230      95,230     250,000     86,038      86,038
    1998       250,000    109,053     109,053     250,000     98,178      98,178
    1999       250,000    118,371     118,371     250,000    106,207     106,207

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                        FIDELITY'S VIP GROWTH PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      3,053       1,853     250,000      2,824       1,624
    1988       250,000      7,127       5,567     250,000      6,660       5,100
    1989       250,000     13,431      11,511     250,000     12,607      10,687
    1990       250,000     14,346      12,201     250,000     13,424      11,279
    1991       250,000     25,319      23,174     250,000     23,654      21,509
    1992       250,000     30,808      29,092     250,000     28,650      26,934
    1993       250,000     40,198      38,911     250,000     37,211      35,924
    1994       250,000     42,871      42,013     250,000     39,449      38,591
    1995       250,000     61,915      61,486     250,000     56,673      56,244
    1996       250,000     74,109      74,109     250,000     67,477      67,477
    1997       250,000     94,805      94,805     250,000     85,954      85,954
    1998       250,000    136,030     136,030     250,000    123,013     123,013
    1999       250,000    190,293     190,293     250,000    171,899     171,899

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                       FIDELITY'S VIP OVERSEAS PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1988       250,000      3,206       2,006     250,000      2,971       1,771
    1989       250,000      8,020       6,460     250,000      7,512       5,952
    1990       250,000     10,789       8,869     250,000     10,111       8,191
    1991       250,000     14,831      12,686     250,000     13,880      11,735
    1992       250,000     15,734      13,589     250,000     14,638      12,493
    1993       250,000     25,740      24,024     250,000     23,835      22,119
    1994       250,000     29,005      27,718     250,000     26,679      25,392
    1995       250,000     34,860      34,002     250,000     31,829      30,971
    1996       250,000     42,561      42,132     250,000     38,553      38,124
    1997       250,000     50,492      50,492     250,000     45,347      45,347
    1998       250,000     59,868      59,868     250,000     53,348      53,348
    1999       250,000     89,089      89,089     250,000     78,971      78,971

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

               FIDELITY'S VIP II INVESTMENT GRADE BOND PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1989       250,000      3,278       2,078     250,000      3,041       1,841
    1990       250,000      6,751       5,191     250,000      6,307       4,747
    1991       250,000     11,389       9,469     250,000     10,676       8,756
    1992       250,000     15,277      13,132     250,000     14,299      12,154
    1993       250,000     20,190      18,045     250,000     18,827      16,682
    1994       250,000     22,123      20,407     250,000     20,488      18,772
    1995       250,000     29,325      28,038     250,000     26,983      25,696
    1996       250,000     33,083      32,225     250,000     30,201      29,343
    1997       250,000     39,059      38,630     250,000     35,344      34,915
    1998       250,000     45,439      45,439     250,000     40,719      40,719
    1999       250,000     47,435      47,435     250,000     42,074      42,074

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                   FIDELITY'S VIP II ASSET MANAGER PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1990       250,000      3,158       1,958     250,000      2,924       1,724
    1991       250,000      7,712       6,152     250,000      7,218       5,658
    1992       250,000     11,982      10,062     250,000     11,239       9,319
    1993       250,000     18,160      16,015     250,000     17,027      14,882
    1994       250,000     19,520      17,375     250,000     18,215      16,070
    1995       250,000     26,241      24,525     250,000     24,356      22,640
    1996       250,000     33,339      32,052     250,000     30,767      29,480
    1997       250,000     43,644      42,786     250,000     40,047      39,189
    1998       250,000     53,378      52,949     250,000     48,679      48,250
    1999       250,000     62,254      62,254     250,000     56,398      56,398

--------------------------------------------------------------------------------

                     FIDELITY'S VIP II INDEX 500 PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      3,261       2,061     250,000      3,024       1,824
    1994       250,000      6,383       4,823     250,000      5,957       4,397
    1995       250,000     13,016      11,096     250,000     12,216      10,296
    1996       250,000     19,656      17,511     250,000     18,441      16,296
    1997       250,000     30,097      27,952     250,000     28,183      26,038
    1998       250,000     42,402      40,686     250,000     39,586      37,870
    1999       250,000     54,490      53,203     250,000     50,708      49,421

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

               FIDELITY'S VIP II ASSET MANAGER: GROWTH PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      3,719       2,519     250,000      3,466       2,266
    1996       250,000      8,216       6,656     250,000      7,708       6,148
    1997       250,000     14,106      12,186     250,000     13,268      11,348
    1998       250,000     20,086      17,941     250,000     18,873      16,728
    1999       250,000     26,509      24,364     250,000     24,835      22,690

--------------------------------------------------------------------------------

                     FIDELITY'S VIP II CONTRAFUND PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,286       3,086     250,000      4,015       2,815
    1996       250,000      8,986       7,426     250,000      8,452       6,892
    1997       250,000     14,952      13,032     250,000     14,088      12,168
    1998       250,000     23,367      21,222     250,000     22,005      19,860
    1999       250,000     32,675      30,530     250,000     30,699      28,554

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                     FIDELITY'S VIP III BALANCED PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      3,403       2,203     250,000      3,162       1,962
    1996       250,000      7,143       5,583     250,000      6,682       5,122
    1997       250,000     12,461      10,541     250,000     11,696       9,776
    1998       250,000     18,167      16,022     250,000     17,039      14,894
    1999       250,000     21,998      19,853     250,000     20,553      18,408

--------------------------------------------------------------------------------

               FIDELITY'S VIP III GROWTH OPPORTUNITIES PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,041       2,841     250,000      3,778       2,578
    1996       250,000      8,468       6,908     250,000      6,682       5,122
    1997       250,000     15,005      13,085     250,000     14,130      12,210
    1998       250,000     22,442      20,297     250,000     21,228      18,973
    1999       250,000     26,381      24,236     250,000     24,740      22,595

--------------------------------------------------------------------------------

                  FIDELITY'S VIP III GROWTH & INCOME PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1997       250,000      3,958       2,758     250,000      3,697       2,497
    1998       250,000      9,215       7,655     250,000      8,664       7,104
    1999       250,000     13,329      11,409     250,000     12,540      10,620

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                  FRANKLIN SMALL CAP FUND -- CLASS 2 PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,229       3,029     250,000      3,960       2,760
    1996       250,000      9,512       7,952     250,000      8,952       7,392
    1997       250,000     14,715      12,795     250,000     13,863      11,943
    1998       250,000     17,426      15,281     250,000     16,377      14,232
    1999       250,000     40,328      38,183     250,000     37,897      35,752

--------------------------------------------------------------------------------

               FRANKLIN U.S.GOVERNMENT FUND -- CLASS 2 PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1989       250,000      3,159       1,959     250,000      2,925       1,725
    1990       250,000      6,800       5,240     250,000      6,352       4,792
    1991       250,000     11,324       9,404     250,000     10,612       8,692
    1992       250,000     15,431      13,286     250,000     14,442      12,297
    1993       250,000     19,256      17,111     250,000     17,947      15,802
    1994       250,000     20,970      19,254     250,000     19,403      17,687
    1995       250,000     28,467      27,180     250,000     26,166      24,879
    1996       250,000     32,331      31,473     250,000     29,479      28,621
    1997       250,000     38,308      37,879     250,000     34,618      34,189
    1998       250,000     44,017      44,017     250,000     39,381      39,381
    1999       250,000     46,007      46,007     250,000     40,726      40,726

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                 J.P. MORGAN U.S. DESCIPLINED EQUITY PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,075       2,875     250,000      3,811       2,611
    1996       250,000      8,726       7,166     250,000      8,200       6,640
    1997       250,000     15,016      13,096     250,000     14,142      12,222
    1998       250,000     22,196      20,051     250,000     20,888      18,743
    1999       250,000     29,762      27,617     250,000     27,934      25,789

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

             INVESCO VIF -- REAL ESTATE OPPORTUNITY FUND PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1998       250,000     2,238       1,038      250,000     2,038         838
    1999       250,000     5,314       3,754      250,000     4,927       3,367

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                     LEXINGTON NATURAL RESOURCES PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1992       250,000      3,038       1,838     250,000      2,809       1,609
    1993       250,000      6,803       5,243     250,000      6,352       4,792
    1994       250,000      9,216       7,296     250,000      8,614       6,694
    1995       250,000     14,261      12,116     250,000     13,327      11,182
    1996       250,000     21,891      19,746     250,000     20,406      18,261
    1997       250,000     26,520      24,804     250,000     24,589      22,873
    1998       250,000     23,402      22,115     250,000     21,508      20,221
    1999       250,000     29,888      29,030     250,000     27,226      26,368

--------------------------------------------------------------------------------

                      LEXINGTON EMERGING MARKETS PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      2,796       1,596     250,000      2,575       1,375
    1996       250,000      6,318       4,758     250,000      5,888       4,328
    1997       250,000      8,157       6,237     250,000      7,607       5,687
    1998       250,000      7,837       5,962     250,000      7,261       5,116
    1999       250,000     25,116      22,971     250,000     23,378      21,233

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                        SCUDDER VLIF BALANCED PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1985       250,000      3,913       2,713     250,000      3,654       2,454
    1986       250,000      8,193       6,633     250,000      7,690       6,130
    1987       250,000     10,955       9,035     250,000     10,283       8,363
    1988       250,000     15,893      13,748     250,000     14,899      12,754
    1989       250,000     22,500      20,355     250,000     21,026      18,881
    1990       250,000     24,818      23,102     250,000     23,049      21,333
    1991       250,000     35,154      33,867     250,000     32,474      31,187
    1992       250,000     40,523      39,665     250,000     37,196      36,338
    1993       250,000     46,430      46,001     250,000     42,308      41,879
    1994       250,000     48,009      48,009     250,000     43,352      43,352
    1995       250,000     64,155      64,155     250,000     57,493      57,493
    1996       250,000     74,510      74,510     250,000     66,333      66,333
    1997       250,000     95,523      95,523     250,000     84,595      84,595
    1998       250,000    120,492     120,492     250,000    106,287     106,287
    1999       250,000    141,425     141,425     250,000    124,357     124,357

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                      SCUDDER VLIF INTERNATIONAL PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      2,409       1,209     250,000      2,202       1,002
    1988       250,000      6,445       4,885     250,000      6,002       4,442
    1989       250,000     13,137      11,217     250,000     12,311      10,391
    1990       250,000     14,771      12,626     250,000     13,809      11,664
    1991       250,000     19,707      17,562     250,000     18,357      16,212
    1992       250,000     21,821      20,105     250,000     20,187      18,471
    1993       250,000     34,099      32,812     250,000     31,387      30,100
    1994       250,000     36,482      35,624     250,000     33,347      32,489
    1995       250,000     43,549      43,120     250,000     39,500      39,071
    1996       250,000     53,065      53,065     250,000     47,742      47,742
    1997       250,000     60,650      60,650     250,000     54,149      54,149
    1998       250,000     74,803      74,803     250,000     66,346      66,346
    1999       250,000    119,505     119,505     250,000    105,599     105,599

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

             TEMPLETON DEVELOPING MARKETS SECURITIES FUND PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1996       250,000      2,710       1,510     250,000      2,493      1,293
    1997       250,000      3,968       2,408     250,000      3,659      2,099
    1998       250,000      5,397       3,477     250,000      4,992      3,072
    1999       250,000     13,006      10,861     250,000     12,113      9,968

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER

Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95

--------------------------------------------------------------------------------

                        WANGER U.S. SMALL CAP PORTFOLIO

   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1996       250,000      4,528       3,328     250,000      4,249       3,049
    1997       250,000      9,938       8,378     250,000      9,364       7,804
    1998       250,000     14,055      12,135     250,000     13,245      11,325
    1999       250,000     21,313      19,168     250,000     20,067      17,922

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

NET RATE OF RETURN

The SAFECO RST tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding SAFECO RST Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of
 .70%; and, they are not an estimate or a guarantee of future investment performance.

CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE SAFECO RST PORTFOLIOS

                                                                  SAFECO                                SAFECO
                            SAFECO             SAFECO              RST               SAFECO              RST
                             RST                RST               GROWTH              RST             SMALL CO.
        YEAR                 BOND              EQUITY         OPPORTUNITIES        NORTHWEST            VALUE
        1988                     6.33              25.28
        1989                    10.60              26.41
        1990                     5.87              -5.91
        1991                    13.28              26.15
        1992                     6.12               7.36
        1993                     9.85              27.22
        1994                    -3.63               8.24          11.22               2.95
        1995                    17.17              27.93          40.30               6.72
        1996                    -0.16              24.09          31.36              11.74
        1997                     7.71              24.15          43.85              30.32                     n/a
        1998                      8.2              24.19           1.13               2.19                  -20.65
        1999                    -4.61               8.55           4.89              53.57                   14.60

The AIM V.I. tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding AIM V.I. Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of
 .70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE AIM V.I. PORTFOLIOS

                                                                    AIM V.I.
                                       AIM V.I.                    AGGRESSIVE
            YEAR                        GROWTH                       GROWTH
            1993                            15.60
            1994                            -3.67
            1995                            33.78
            1996                            11.75
            1997                            21.19
            1998                            24.20                        -2.92
            1999                            29.15                        43.69

The American VP Balanced and International ("ACVP") tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding ACVP Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE ACVP PORTFOLIOS

                                         ACVP                         ACVP
            YEAR                       BALANCED                  INTERNATIONAL
            1992                            -6.70
            1993                             7.00
            1994                            -0.10
            1995                            20.40                    11.50
            1996                            11.40                    13.60
            1997                            15.11                    17.93
            1998                            15.07                    18.06
            1999                             9.30                    62.93

The Dreyfus Socially Responsible Growth Fund, Dreyfus IP and Dreyfus VIF tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Dreyfus Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE DREYFUS PORTFOLIOS

                                                                 DREYFUS
                         DREYFUS VIF                             SOCIALLY                             DREYFUS IP
                           QUALITY          DREYFUS VIF        RESPONSIBLE         DREYFUS IP         TECHNOLOGY
        YEAR                 BOND           APPRECIATION          GROWTH          MIDCAP STOCK          GROWTH
        1990                     6.61
        1991                    13.34
        1992                     2.00
        1993                    14.54           8.46                  34.69
        1994                    -5.25           2.32                  -1.55
        1995                    19.59          32.61                  33.64
        1996                     2.40          24.69                  20.39
        1997                     8.66          27.17                  27.56
        1998                     4.76          29.32                  28.49              -4.44
        1999                    -0.52          10.68                  29.19              10.05          273.01

The Federated High Income Bond Fund II and Utility Fund II tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Federated Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FEDERATED PORTFOLIOS

                                      FEDERATED
                                     HIGH INCOME                   FEDERATED
            YEAR                         BOND                       UTILITY
            1994                            -4.98                        -4.43
            1995                            19.55                        23.33
            1996                            13.52                        10.79
            1997                            13.05                        25.77
            1998                             1.98                        13.16
            1999                             1.59                         0.99

The Fidelity VIP, VIP II, and VIP III tables shown earlier in this section appendix are based on the investment performance, after actual expenses, of the corresponding Fidelity VIP, VIP II and VIP III Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

     CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP
                                   PORTFOLIOS

                             VIP                                   VIP
                            MONEY               VIP              EQUITY-              VIP                VIP
        YEAR                MARKET          HIGH INCOME           INCOME             GROWTH            OVERSEAS
        1983                     8.46
        1984                     9.73
        1985                     7.41
        1986                     6.00              16.98
        1987                     5.74               0.52               -1.83               2.96
        1988                     6.69              10.94               22.01              14.88               7.43
        1989                     8.42              -4.87               16.64              30.81              25.58
        1990                     7.34              -2.93              -15.99             -12.43              -2.37
        1991                     5.39              34.38               30.74              44.81               7.30
        1992                     3.20              22.47               16.19               8.62             -11.42
        1993                     2.53              19.70               17.59              18.67              36.65
        1994                     3.55              -2.34                6.37              -0.72               1.02
        1995                     5.17              20.02               34.39              34.66               8.98
        1996                     4.71              13.33               13.58              14.01              12.45
        1997                     4.81              16.97               27.41              22.78              10.86
        1998                     4.84              -5.03               10.93              38.79              12.05
        1999                     4.42               7.41                5.60              36.50              41.66

   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP II
                                   PORTFOLIOS

                            VIP II
                          INVESTMENT           VIP II             VIP II             VIP II             VIP II
                            GRADE              ASSET              INDEX            ASSET MGR:          CONTRA-
        YEAR                 BOND             MANAGER              500               GROWTH              FUND
        1989                     9.56
        1990                     5.51               6.02
        1991                    15.68              21.86
        1992                     5.95              11.01
        1993                    10.26              20.53           9.04
        1994                    -4.46              -6.79           0.34
        1995                    16.62              16.26          36.49              22.43              38.92
        1996                     2.49              13.90          22.01              19.34              20.52
        1997                     8.36              19.95          32.12              24.37              23.44
        1998                     8.15              14.35          27.61              16.87              29.28
        1999                    -1.74              10.36          19.71              14.49              23.40

   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP III
                                   PORTFOLIOS

                                       VIP III                                                   VIP III
                                        GROWTH                      VIP III                      GROWTH &
            YEAR                    OPPORTUNITIES                   BALANCED                      INCOME
            1995                        31.82                        13.22
            1996                        17.57                         9.28
            1997                        29.25                        21.48                        29.39
            1998                        23.91                        16.94                        28.89
            1999                         3.55                         3.83                         8.43

The Franklin Small Cap Fund -- Class 2 and U.S. Government Fund -- Class 2 tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Franklin Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FRANKLIN PORTFOLIOS

                                    FRANKLIN U.S.                   FRANKLIN
                                     GOVERNMENT-                   SMALL CAP-
            YEAR                       CLASS 2                      CLASS 2
            1989                             6.05
            1990                             8.16
            1991                            14.49
            1992                             7.46
            1993                             4.41
            1994                            -5.59
            1995                            18.63                        37.27
            1996                             2.90                        28.19
            1997                             8.55                        16.61
            1998                             6.70                        -1.68
            1999                            -1.79                        95.60

The INVESCO VIF-Real Estate Opportunity tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding INVESCO Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE INVESCO PORTFOLIO

                            INVESCO VIF-
                            REAL ESTATE
         YEAR               OPPORTUNITY
         1998                      -21.15
         1999                       -0.35

The J.P. Morgan U.S. Disciplined Equity tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding J.P. Morgan Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE J.P. MORGAN PORTFOLIO

                            J.P. MORGAN
                                U.S.
                            DISCIPLINED
         YEAR                  EQUITY
         1995                  32.79
         1996                  20.45
         1997                  26.60
         1998                  22.51
         1999                  17.71

The Lexington Natural Resources Trust and Lexington Emerging Markets Fund tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Lexington Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE LEXINGTON PORTFOLIOS

                                      LEXINGTON                    LEXINGTON
                                       NATURAL                      EMERGING
            YEAR                      RESOURCES                     MARKETS
            1992                              2.52
            1993                             10.20
            1994                             -6.08
            1995                             16.17                        -4.63
            1996                             26.19                         6.76
            1997                              6.45                       -12.25
            1998                            -20.32                       -28.65
            1999                             13.30                       126.43

The Scudder VLIF Balanced and International tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Scudder VLIF Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

     CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE SCUDDER VLIF
                                   PORTFOLIOS

                                     SCUDDER VLIF                 SCUDDER VLIF
            YEAR                       BALANCED                  INTERNATIONAL
            1985                            28.09
            1986                            15.09
            1987                            -2.39                        -16.08
            1988                            13.42                         15.92
            1989                            18.67                         36.85
            1990                            -2.61                         -8.30
            1991                            26.06                         10.68
            1992                             6.22                         -3.76
            1993                             6.71                         36.88
            1994                            -2.74                         -1.54
            1995                            25.80                         10.34
            1996                            11.11                         13.99
            1997                            23.35                          8.31
            1998                            22.34                         17.67
            1999                            14.52                         53.47

The Templeton Developing Markets Securities tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Templeton Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE TEMPLETON PORTFOLIO

                             TEMPLETON
                             DEVELOPING
                              MARKETS
         YEAR                SECURITIES
         1996                       -7.15
         1997                      -29.83
         1998                      -21.60
         1999                       52.23

The Wanger U.S. Small Cap tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Wanger Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.

   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE WANGER PORTFOLIO

                               WANGER
                             U.S. SMALL
         YEAR                   CAP
         1996                  45.93
         1997                  28.71
         1998                   7.98
         1999                  24.21

                                 POLICY DIAGRAM

                                PREMIUM PAYMENTS

                           - You can vary the amount
                               and the frequency
                                       /

                               PREMIUM ALLOCATION

                    You direct premium, less state premium
                    tax if applicable, to be invested in the
                    fixed account and/or to the portfolios
                    managed by:

                    - SAFECO Asset Management Company

                    - AIM Management Group

                    - American Century Investment
                      Management, Inc.

                    - The Dreyfus Corporation

                    - Federated Investment Management
                      Company

                    - Fidelity Management & Research Company

                    - Franklin Advisors, Inc.

                    - INVESCO Funds Group, Inc.

                    - J.P. Morgan Investment Management Inc.

                    - Lexington Management Corporation

                    - Scudder Kemper Investments, Inc.

                    - Templeton Asset Management Ltd.

                    - Wanger Asset Management Company, L.P.

                    Not all portfolios may be available to
                    all policy owners.
                                       /

                                    EXPENSES

         - Monthly charge for cost of insurance and cost of any riders.

         - Charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.

         - Daily charge, at an annual rate of .70% from the portfolios for mortality and expense risks. This charge is not deducted from the fixed account.

         - Investment advisory fees and fund expenses are deducted from each portfolio.
                                       /

                                    BENEFITS

         LIVING BENEFITS:

         - Policy loans are available during the first 10 policy years at 2% net interest.

         - Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.

         - You can surrender the policy at any time for its policy value.

         - You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal.

         RETIREMENT PLANNING:

         - You can supplement retirement income by making scheduled loans and/or withdrawals.

         DEATH BENEFITS:

         - Death benefits are income tax free to the beneficiary.

         - Lifetime income to the beneficiary is available in a variety of settlement options.

         - A Guaranteed Death Benefit Endorsement may be added to certain policies.

PART II

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934. The undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

Pursuant to section 26(e) of the Investment Company Act of 1940, the registrant and SAFECO Life Insurance Company represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the insurance company.

                                 INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent or another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as if provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly owned subsidiary of SAFECO Corporation, which is a publicly owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a corporation organized under the laws of the United Kingdom, and American States Insurance Company, American Economy Insurance Company, and American States Preferred Insurance Company, each an Indiana corporation. General Insurance Company of America owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and SAFECO Management Company, a New York corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc., and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas, a Texas corporation, SAFECO Select Insurance Services, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties Inc. owns 100% of the following, corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Marysville, Inc. Winmar Company, Inc. owns 100% of the following: Winmar Metro, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc.

No person is directly or indirectly controlled by Registrant.

All subsidiaries are included in consolidated financial statements. In addition SAFECO Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises:

I.    The following papers and documents:

      The facing sheet.
      The Prospectus consisting of    pages. The undertaking to file reports.
      The signatures.  Written consents of the following persons:
      (1) Ernst & Young LLP, Independent Auditors
      (2) James Mankin, Actuary

II.   The following exhibits:

      A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

            (1) Resolution of Board of Directors of the Company authorizing the Separate Account *
            (2)   Not applicable
            (3)   (a)   Principal Underwriter's Agreement *
                  (b)   Broker-Dealer Selling Agreement
                  (c)   Commission Schedule ****
            (4)   Not Applicable
            (5)   Individual Flexible Premium Variable Life Insurance
                  Policy****
            (6)   (a)   Articles of Incorporation of the Company
                        Revised as of 11/90 *
                  (b)   Bylaws of the Company
                        Revised 11/91 *
            (7)   Not applicable
            (8)   Not applicable
            (9)   (a)   Reinsurance Agreement *
                  (b)   Form of Participation Agreement (Fidelity VIP I & II)
                        Form of Sub-Licensing Agreement *
                  (c)   Form of Participation Agreement (Fidelity VIP III)
                        Form of Sub-Licensing Agreement *
                  (d)   Participation Agreement by and among SAFECO Life
                        Insurance Company, Lexington Natural Resources Trust, and Lexington Management Corporation **
                  (e)   Form of Participation Agreement (Wanger)
                        Form of Sub-Licensing Agreement ****
                  (f)   Form of Participation Agreement (ACVP)
                        Form of Sub-Licensing Agreement ****
                  (g)   Form of Participation Agreement (AIM)
                        Form of Sub-Licensing Agreement ***
                  (h)   Form of Participation Agreement (Dreyfus)
                        Form of Sub-Licensing Agreement ***
                  (i)   Form of Participation Agreement (Franklin)
                        Form of Sub-Licensing Agreement ***
                  (j)   Form of Participation Agreement (J.P. Morgan)
                        Form of Sub-Licensing Agreement ***
                  (k)   Form of Participation Agreement (Federated)
                        Form of Sub-Licensing Agreement **
                  (l)   Form of Participation Agreement (Scudder)
                        Form of Sub-Licensing Agreement **

                  (m)    Form of Participation Agreement (INVESCO)
                         Form of Sub-Licensing Agreement **
            (10)  (a)    Application Form (revised 4/91) *
                  (b)    Part IV Application Form (revised 7/97) *****
                  (13)   Power of Attorney***
                  99.C1  Consent of Independent Auditor
                  99.2 Opinion and Consent of Counsel (SAFECO Life Ins. Co.) 99.C6 Consent of Actuary (James Mankin)


* Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL file with the SEC on April 30, 1997 (File No. 33-10248)

** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712)

*** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712)

**** Incorporated by reference to Registrant's Post-Effective Amendment of SAFECO Separate Account SL file with the SEC on October 30, 1997 (File No. 333-30329)

***** Incorporated by reference to Post-Effective Amendment of SAFECO Separate
      Account SL filed with the SEC on April 30, 1998 (File No. 33-10248)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Seattle and State of Washington on the 26th day of February, 2000.

                           SAFECO Separate Account SL

                        By: SAFECO Life Insurance Company
                                   (Depositor)

                            By: /s/ Randall H. Talbot
                                    Randall H. Talbot, President

ATTEST:  /s/ Rod Pierson
             Rod Pierson, Secretary

   Pursuant to the requirement of the Securities Act of 1933, this Post Effective Amendment No. 19 to the Registration Statement on Form S-6 has been signed by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicated the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney.

NAME                                TITLE                                        TITLE DATE
/s/ Donald S. Chapman *             Director
-----------------------
Donald S. Chapman

/s/ Boh A. Dickey                   Director
-----------------
Boh A. Dickey

/s/ Roger H. Eigsti *               Director and Chairman
---------------------
Roger H. Eigsti

/s/ Leslie J. Brandli *             Controller and Assistant
-----------------------
Leslie J. Brandli                   Secretary

/s/ Rod Pierson *                   Director, Senior Vice
-----------------
Rod Pierson                         President and Secretary

/s/ James W. Ruddy *                Director
--------------------
James W. Ruddy

/s/ Ronald L. Spaulding *           Director, Vice President and Treasurer
-------------------------
Ronald L. Spaulding

/s/ W. Randall Stoddard *           Director
-------------------------
W. Randall Stoddard

/s/ Dale E. Lauer *                 Director
-------------------
Dale E. Lauer

                                    * By /s/ Boh A. Dickey
                                             Boh A. Dickey
                                             Attorney-in-Fact

                                    * By /s/ Randall H. Talbot
                                             Randall H. Talbot
                                             Attorney-in-Fact

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 19



                                       TO

                                    FORM S-6

                                       FOR

                               SEPARATE ACCOUNT SL

                                    EXHIBITS




         99.C1    Consent of Independent Auditors

         99.2     Opinion and Consent of Counsel

         99.C6    Consent of Actuary